METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

           METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE (formerly, Cova
                           Variable Life Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable life prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Life Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.



Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                           Management          Other             Total Annual
                                                           Fees*               Expenses*         Expenses
                                                           (after fee         (after Expense    (after Expense
                                                            waiver for         Reimbursement     Reimbursement
                                                            certain            for certain       for certain
                                                            Portfolios)        Portfolios)       Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses above assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the Policies, has changed its name to MetLife Investors Sales Company.

5.  The following changes are made to the "Executive Officers and Directors"
section in Part II of the Prospectus:



        o John W. Barber, William P. Boscow, Philip A. Haley, E. Thomas Hughes, Jr., Douglas E. Jacobs, Richard A. Liddy, William C. Mair, Lorry J. Stensrud, Myron H. Sandberg and Peter L. Witkewiz are deleted.


        o   The following replaces the information for Mark E. Reynolds:

          President and Director of Cova, CFLIC and FCLIC - June, 2000 to present; Executive Vice President and Director of Cova and CFLIC - May, 1997 to June, 2000; Chief Financial Officer and Director of FCLIC
          - May, 1997 to present; Executive Vice President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory - December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to present.

       o The following information is added:

          James A. Shepherdson III - Chairman of the Board and a Director of Cova and CFLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000; Chief Operating Officer, McGuinness Companies and Chief Operating Officer, Endeavor Group - September, 1978 to March, 1996.

          Gregory P. Brakovich - Director of Cova and CFLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director, Bankers Trust Co. - June, 1992 to March, 1996.

          Amy W. Hester - Controller and Director of Cova, CFLIC and FCLIC. Vice President and Controller of Cova Life Management Company since May, 1996; prior thereto, Finance Director, YMCA of Catawba Valley, Conover, North Carolina from July, 1995 to February, 1996.


        o   The following supplements the information for Bernard J. Spaulding:

          Bernard J. Spaulding - Director of Cova, CFLIC and FCLIC since June, 2000.



Financial Statements

Financial statements of the Separate Account and of the Company are provided below.





COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio            82,732 shares at a net asset value of    $24.727624 per share  $2,045,754
        Bond Debenture Portfolio                           29,250 shares at a net asset value of    $12.084771 per share     353,482
        Developing Growth Portfolio                        39,892 shares at a net asset value of    $12.359581 per share     493,050
        Large Cap Research Portfolio                       40,947 shares at a net asset value of    $14.138463 per share     578,922
        Mid-Cap Value Portfolio                            28,560 shares at a net asset value of    $14.696734 per share     419,742
        Quality Bond Portfolio                             13,852 shares at a net asset value of    $10.701597 per share     148,244
        Small Cap Stock Portfolio                          18,701 shares at a net asset value of    $17.033988 per share     318,557
        Large Cap Stock Portfolio                          62,708 shares at a net asset value of    $18.121351 per share   1,136,348
        Select Equity Portfolio                            64,326 shares at a net asset value of    $15.139954 per share     973,891
        International Equity Portfolio                     15,912 shares at a net asset value of    $13.255736 per share     210,924
      General American Capital Company (GACC):
        Money Market Fund                                  31,673 shares at a net asset value of    $21.213607 per share     671,902
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                 6 shares at a net asset value of        $15.92 per share         101
        Aggressive Equity Fund                                  7 shares at a net asset value of        $13.94 per share         103
        Non-U.S. Fund                                           8 shares at a net asset value of        $12.13 per share          93
        Core Bond Fund                                         11 shares at a net asset value of         $9.96 per share         105
        Real Estate Securities Fund                            11 shares at a net asset value of        $10.50 per share         112
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                 4,830 shares at a net asset value of        $31.31 per share     151,227
        AIM V.I. Capital Appreciation Fund                  7,822 shares at a net asset value of        $40.72 per share     318,513
        AIM V.I. International Equity Fund                    370 shares at a net asset value of        $24.29 per share       8,990
      Alliance Variable Products Series Fund, Inc.
          (Alliance):
        Premier Growth Portfolio                              977 shares at a net asset value of        $37.20 per share      36,341
        Real Estate Investment Portfolio                    1,323 shares at a net asset value of        $10.56 per share      13,973
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                 1,033 shares at a net asset value of         $2.40 per share       2,480
      Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
        Growth and Income Fund                                469 shares at a net asset value of        $10.92 per share       5,126
        International Equity Fund                               7 shares at a net asset value of        $13.04 per share          92
        Global Income Fund                                    881 shares at a net asset value of        $10.31 per share       9,084
        Internet Tollkeeper                                    10 shares at a net asset value of         $9.78 per share          94
      Kemper Variable Series (Kemper):
        Kemper Small Cap Growth Portfolio                   3,724 shares at a net asset value of     $2.899640 per share      10,797
        Kemper Small Cap Value Portfolio                    2,540 shares at a net asset value of     $1.110760 per share       2,822
        Kemper Government Securities Portfolio                 91 shares at a net asset value of     $1.151600 per share         105
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                   538 shares at a net asset value of        $23.80 per share      12,799
        MFS Growth with Income Series                         823 shares at a net asset value of        $21.58 per share      17,752
        MFS Emerging Growth Series                             74 shares at a net asset value of        $35.65 per share       2,650
        MFS High Income Series                                253 shares at a net asset value of        $10.50 per share       2,658
        MFS Global Governments Series                          11 shares at a net asset value of         $9.67 per share         102
        MFS New Discovery                                       5 shares at a net asset value of        $18.40 per share          96
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                   2 shares at a net asset value of        $50.87 per share         121
        Oppenheimer Main Street Growth & Income Fund            5 shares at a net asset value of        $23.59 per share         117
        Oppenheimer High Income Fund                           11 shares at a net asset value of         $9.69 per share         102

                                                                                                                        (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Bond Fund                              1,017 shares at a net asset value of        $11.01 per share    $ 11,197
        Oppenheimer Strategic Bond Fund                       22 shares at a net asset value of         $4.70 per share         103
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                   1,058 shares at a net asset value of        $24.80 per share      26,233
        Putnam VT New Value Fund                               9 shares at a net asset value of        $12.33 per share         110
        Putnam VT Vista Fund                                 796 shares at a net asset value of        $24.79 per share      19,741
        Putnam VT International Growth Fund                  381 shares at a net asset value of        $18.06 per share       6,878
        Putnam VT International New Opportunities Fund       934 shares at a net asset value of        $16.85 per share      15,740
      Franklin Templeton Variable Insurance Products Trust
          (Templeton):
        Templeton Global Income Securities Fund            4,178 shares at a net asset value of        $10.78 per share      45,038
        Franklin Small Cap Fund                            2,820 shares at a net asset value of        $26.69 per share      75,260
        Templeton Growth Securities Fund                     538 shares at a net asset value of        $13.02 per share       7,011
        Templeton International Securities Fund            2,920 shares at a net asset value of        $18.47 per share      53,941
        Templeton Developing Markets Securities Fund       1,765 shares at a net asset value of         $5.68 per share      10,026
        Mutual Shares Securities Fund                        619 shares at a net asset value of        $13.51 per share       8,364
        Franklin Large Cap Growth Securities Fund          3,448 shares at a net asset value of        $23.28 per share      80,281

                                                                                                                       -------------
           Total assets                                                                                                  $8,307,294
                                                                                                                       =============


Liabilities:
    Cova Lord Abbett Growth and Income                                                                                          $ 4
    Cova Bond Debenture                                                                                                           2
    Cova Developing Growth                                                                                                       31
    Cova Large Cap Research                                                                                                       5
    Cova Mid-Cap Value                                                                                                           32
    Cova Quality Bond                                                                                                            14
    Cova Small Cap Stock                                                                                                          1
    Cova Large Cap Stock                                                                                                         13
    GACC Money Market                                                                                                           106
    Russell Core Bond                                                                                                             1
    AIM V.I. Value                                                                                                               18
    AIM V.I. Capital Appreciation                                                                                                 7
    AIM V.I. International Equity                                                                                                 4
    Alliance Premier Growth                                                                                                      45
    Alliance Real Estate Investment                                                                                              19
    Liberty Newport Tiger Fund, Variable                                                                                          4
    Goldman Sachs Growth and Income                                                                                               8
    Goldman Sachs International Equity                                                                                            1
    Goldman Sachs Global Income                                                                                                  11
    Kemper Small Cap Growth                                                                                                      16
    Kemper Small Cap Value                                                                                                        5
    MFS Research                                                                                                                 16
    MFS Growth with Income                                                                                                       26
    MFS Emerging Growth                                                                                                           5
    MFS High Income                                                                                                               4
    Oppenheimer Bond                                                                                                             16


                                                                                                                        (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Liabilities (continued):
    Oppenheimer Strategic Bond                                                            $ 1
    Putnam VT Growth and Income                                                            33
    Putnam VT New Value                                                                     1
    Putnam VT Vista                                                                        24
    Putnam VT International Growth                                                          7
    Putnam VT International New Opportunities                                              22
    Franklin Small Cap Investments                                                          1
    Templeton International Fund                                                           25
    Templeton Developing Markets                                                           12
    Templeton Mutual Shares Investments                                                     8
                                                                                --------------
           Total liabilities                                                            $ 548
                                                                                ==============


Net Assets:
    Cova Lord Abbett Growth and Income                                             $2,045,750
    Cova Bond Debenture                                                               353,480
    Cova Developing Growth                                                            493,019
    Cova Large Cap Research                                                           578,917
    Cova Mid-Cap Value                                                                419,710
    Cova Quality Bond                                                                 148,230
    Cova Small Cap Stock                                                              318,556
    Cova Large Cap Stock                                                            1,136,335
    Cova Select Equity                                                                973,891
    Cova International Equity                                                         210,924
    GACC Money Market                                                                 671,796
    Russell Multi-Style Equity                                                            101
    Russell Aggressive Equity                                                             103
    Russell Non-U.S.                                                                       93
    Russell Core Bond                                                                     104
    Russell Real Estate Securities                                                        112
    AIM V.I. Value                                                                    151,209
    AIM V.I. Capital Appreciation                                                     318,506
    AIM V.I. International Equity                                                       8,986
    Alliance Premier Growth                                                            36,296
    Alliance Real Estate Investment                                                    13,954
    Liberty Newport Tiger Fund, Variable                                                2,476
    Goldman Sachs Growth and Income                                                     5,118
    Goldman Sachs International Equity                                                     91
    Goldman Sachs Global Income                                                         9,073
    Goldman Sachs Internet Tollkeeper                                                      94
    Kemper Small Cap Growth                                                            10,781
    Kemper Small Cap Value                                                              2,817
    Kemper Government Securities                                                          105
    MFS Research                                                                       12,783
    MFS Growth with Income                                                             17,726
    MFS Emerging Growth                                                                 2,645
    MFS High Income                                                                     2,654
    MFS Global Governments                                                                102
    MFS New Discovery                                                                      96


                                                                                   (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Net Assets, continued:
    Oppenheimer Capital Appreciation                                           $ 121
    Oppenheimer Main Street Growth & Income                                      117
    Oppenheimer High Income                                                      102
    Oppenheimer Bond                                                          11,181
    Oppenheimer Strategic Bond                                                   102
    Putnam VT Growth and Income                                               26,200
    Putnam VT New Value                                                          109
    Putnam VT Vista                                                           19,717
    Putnam VT International Growth                                             6,871
    Putnam VT International New Opportunities                                 15,718
    Templeton Global Income Securities                                        45,038
    Franklin Small Cap                                                        75,259
    Templeton Growth Securities                                                7,011
    Templeton International Securities                                        53,916
    Templeton Developing Markets Securities                                   10,014
    Templeton Mutual Shares Securities                                         8,356
    Franklin Large Cap Growth Securities                                      80,281
                                                                       --------------
           Total net assets                                               $8,306,746
                                                                       ==============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                                                    Cova
                                           --------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                Large                                 Small
                                              and         Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture     Growth      Research      Value        Bond        Stock
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------


Investment income:
   Dividends                             $    20,203       21,569            -       1,151        1,006        6,181           3
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                      2            2           31           4           29           14           -
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net investment income (loss)           20,201       21,567          (31)      1,147          977        6,167           3
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   12,878        2,267        1,000       7,540        2,905          (29)      2,810
   Realized gain distributions                28,057            -       20,653      41,359        2,130            -      11,158
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net realized gain (loss)               40,935        2,267       21,653      48,899        5,035          (29)     13,968
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Change in unrealized appreciation             52,392      (11,245)     (63,776)    (25,101)      88,585        1,071      (5,182)
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $   113,528       12,589      (42,154)     24,945       94,597        7,209       8,789
                                           ==========  ===========  ===========  ==========  ===========  ===========  ==========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                            Cova                     GACC                    Russell
                                           --------------------------------------  ----------  ------------------------------------

                                             Large                                               Multi-
                                              Cap        Select      International   Money        Style      Aggressive
                                             Stock       Equity        Equity        Market      Equity       Equity      Non-U.S.
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------


Investment income:
   Dividends                             $     5,976        4,626            936           -            -            -           -
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                      -            -              -         100            -            -           -
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net investment income (loss)            5,976        4,626            936        (100)           -            -           -
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    5,648        2,910            642      39,716            -            -           -
   Realized gain distributions                74,427       62,025         13,625           -            -            -           -
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net realized gain (loss)               80,075       64,935         14,267      39,716            -            -           -
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

Change in unrealized appreciation           (129,794)     (56,111)       (41,800)       (151)           1            3          (7)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $   (43,743)      13,450        (26,597)     39,465            1            3          (7)
                                           ==========  ===========  =============  ==========  ===========  ===========  ==========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                   Russell                           AIM                            Alliance
                                           -----------------------  --------------------------------------  -----------------------

                                                          Real                      V.I.          V.I.                     Real
                                              Core       Estate        V.I.        Capital    International  Premier      Estate
                                              Bond      Securities     Value    Appreciation    Equity       Growth     Investment
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------


Investment income:
   Dividends                             $         2            1            -            -             -           -            4
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------

Expenses:
   Mortality and expense risk                      -            -           19            7             4          50           18
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------
       Net investment income (loss)                2            1          (19)          (7)           (4)        (50)         (14)
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -          892          130            (5)          6            8
   Realized gain distributions                     -            -            -            -             -          35            -
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------
       Net realized gain (loss)                    -            -          892          130            (5)         41            8
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------

Change in unrealized appreciation                  3           11      (13,877)      20,250          (780)     (2,649)         592
                                           ----------  -----------  -----------  -----------  ------------  ----------  -----------

       Net increase (decrease) in net
         assets from operations          $         5           12      (13,004)      20,373          (789)     (2,658)         586
                                           ==========  ===========  ===========  ===========  ============  ==========  ===========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                            Liberty                     Goldman Sachs                              Kemper
                                           ----------  --------------------------------------------------  -----------------------
                                            Newport
                                             Tiger       Growth                                              Small        Small
                                              Fund         and     International   Global      Internet       Cap          Cap
                                            Variable     Income       Equity       Income      Tollkeeper    Growth       Value
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------


Investment income:
   Dividends                             $         -            -            -            -            -           -            -
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                      4            8            -           25            -          15            4
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------
       Net investment income (loss)               (4)          (8)           -          (25)           -         (15)          (4)
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           (1)           -            1            -          18            7
   Realized gain distributions                     -            -            -            -            -           -            -
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                    -           (1)           -            1            -          18            7
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation               (193)        (120)          (8)         133           (6)      1,354          149
                                           ----------  -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations          $      (197)        (129)          (8)         109           (6)      1,357          152
                                           ==========  ===========  ===========  ===========  ===========  ==========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                             Kemper                                       MFS
                                           ----------  --------------------------------------------------------------------------

                                                                      Growth
                                            Government                  and       Emerging      High        Global        New
                                            Securities  Research      Income       Growth      Income     Governments   Discovery
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------


Investment income:
   Dividends                             $         -            -            -           -            -            -           -
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                      -           16           26           4            4            -           1
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net investment income (loss)                -          (16)         (26)         (4)          (4)           -          (1)
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           28            7          (2)           1            -           -
   Realized gain distributions                     -            -            -           -            -            -           -
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net realized gain (loss)                    -           28            7          (2)           1            -           -
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Change in unrealized appreciation                  5          598          316         (34)         (15)           2          (4)
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $         5          610          297         (40)         (18)           2          (5)
                                           ==========  ===========  ===========  ==========  ===========  ===========  ==========

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                                      Oppenheimer                                   Putnam
                                           --------------------------------------------------------------  ------------------------
                                                         Main Street                                           VT
                                                          Growth                                             Growth         VT
                                             Capital         &          High                   Strategic       and          New
                                            Appreciation  Income       Income        Bond        Bond        Income        Value
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------


Investment income:
   Dividends                             $          -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                       -            -            -          36            -           31            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net investment income (loss)                 -            -            -         (36)           -          (31)           -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -            -            -           1            -           19            -
   Realized gain distributions                      -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)                     -            -            -           1            -           19            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Change in unrealized appreciation                  (1)           1            2         266            3        1,274           10
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $         (1)           1            2         231            3        1,262           10
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                           Putnam                                    Templeton
                                           -------------------------------------  --------------------------------------------------
                                                                         VT
                                                          VT        International   Global     Franklin
                                              VT     International       New        Income       Small       Growth   International
                                            Vista       Growth      Opportunities Securities     Cap       Securities  Securities
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------


Investment income:
   Dividends                             $       -              -             -        2,607          87          32             59
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------

Expenses:
   Mortality and expense risk                   24              7            24            -           -           -             26
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------
       Net investment income (loss)            (24)            (7)          (24)       2,607          87          32             33
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      8              1            (6)         (31)         43          (6)             1
   Realized gain distributions                   -              -             -            -          62         623            383
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------
       Net realized gain (loss)                  8              1            (6)         (31)        105         617            384
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------

Change in unrealized appreciation            1,735           (303)       (1,960)      (2,970)      3,534        (558)        (1,600)
                                           --------  -------------  ------------  -----------  ----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations          $   1,719           (309)       (1,990)        (394)      3,726          91         (1,183)
                                           ========  =============  ============  ===========  ==========  ==========  =============


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                            Templeton
                                           -------------------------------------------
                                                                           Franklin
                                            Developing       Mutual        Large Cap
                                              Markets        Shares         Growth
                                            Securities     Securities     Securities        Total
                                           -------------  -------------  -------------  -------------


Investment income:
   Dividends                             $            -              -            272         64,715
                                           -------------  -------------  -------------  -------------

Expenses:
   Mortality and expense risk                        13              8              -            556
                                           -------------  -------------  -------------  -------------
       Net investment income (loss)                 (13)            (8)           272         64,159
                                           -------------  -------------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          (1)             1             11         79,418
   Realized gain distributions                        -              -          3,836        258,373
                                           -------------  -------------  -------------  -------------
       Net realized gain (loss)                      (1)             1          3,847        337,791
                                           -------------  -------------  -------------  -------------

Change in unrealized appreciation                  (997)           396          4,273       (182,283)
                                           -------------  -------------  -------------  -------------

       Net increase (decrease) in net
         assets from operations          $       (1,011)           389          8,392        219,667
                                           =============  =============  =============  =============


See accompanying notes to financial statements.



COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                                      Cova
                                           --------------------------------------------------------------------------------------
                                            Lord Abbett
                                             Growth                                Large                                 Small
                                              and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture     Growth      Research      Value        Bond        Stock
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $    20,201       21,567          (31)      1,147          977        6,167           3
     Net realized gain (loss)                 40,935        2,267       21,653      48,899        5,035          (29)     13,968
     Change in unrealized appreciation        52,392      (11,245)     (63,776)    (25,101)      88,585        1,071      (5,182)
       Net increase (decrease) from        ----------  -----------  -----------  ----------  -----------  -----------  ----------
         operations                          113,528       12,589      (42,154)     24,945       94,597        7,209       8,789
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                 100          100          100         100          100          100         100
   Cova redemptions                                -            -            -           -            -            -           -
   Payments received from contract
     owners                                        -            -            -           -            -            -           -
   Transfers between sub-accounts, net       303,706      (28,512)     195,454     217,820       89,408       56,928     102,482
   Transfers for contract benefits,
     terminations and insurance charges      (49,124)     (41,991)      (6,123)    (64,975)      (5,991)      (1,833)     (5,264)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ----------  -----------  -----------  ----------
         transactions                        254,682      (70,403)     189,431     152,945       83,517       55,195      97,318
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                              368,210      (57,814)     147,277     177,890      178,114       62,404     106,107

Net assets at beginning of period          1,677,540      411,294      345,742     401,027      241,596       85,826     212,449
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period              $ 2,045,750      353,480      493,019     578,917      419,710      148,230     318,556
                                           ==========  ===========  ===========  ==========  ===========  ===========  ==========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                             Cova                    GACC                    Russell
                                           -------------------------------------  ----------  -------------------------------------

                                             Large                                              Multi-
                                              Cap        Select     International   Money        Style      Aggressive
                                             Stock       Equity        Equity       Market      Equity       Equity      Non-U.S.
                                           ----------  -----------  ------------  ----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     5,976        4,626           936        (100)           -            -            -
     Net realized gain (loss)                 80,075       64,935        14,267      39,716            -            -            -
     Change in unrealized appreciation      (129,794)     (56,111)      (41,800)       (151)           1            3           (7)
       Net increase (decrease) from        ----------  -----------  ------------  ----------  -----------  -----------  -----------
         operations                          (43,743)      13,450       (26,597)     39,465            1            3           (7)
                                           ----------  -----------  ------------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100           100           -          100          100          100
   Cova redemptions                                -            -             -           -            -            -            -
   Payments received from contract
     owners                                        -            -             -   2,679,594            -            -            -
   Transfers between sub-accounts, net       386,763      146,910        95,789   (2,502,132)          -            -            -
   Transfers for contract benefits,
     terminations and insurance charges      (70,747)     (56,423)       (5,812)    (35,838)           -            -            -
       Net increase (decrease) in net
         assets from contract              ----------  -----------  ------------  ----------  -----------  -----------  -----------
         transactions                        316,116       90,587        90,077     141,624          100          100          100
                                           ----------  -----------  ------------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              272,373      104,037        63,480     181,089          101          103           93

Net assets at beginning of period            863,962      869,854       147,444     490,707            -            -            -
                                           ----------  -----------  ------------  ----------  -----------  -----------  -----------
Net assets at end of period              $ 1,136,335      973,891       210,924     671,796          101          103           93
                                           ==========  ===========  ============  ==========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                    Russell                           AIM                           Alliance
                                           -----------------------  ---------------------------------------  -----------------------

                                                          Real                       V.I.          V.I.                      Real
                                              Core       Estate        V.I.        Capital     International   Premier      Estate
                                              Bond      Securities     Value     Appreciation     Equity       Growth     Investment
                                           ----------  -----------  -----------  ------------  ------------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $         2            1          (19)           (7)           (4)         (50)        (14)
     Net realized gain (loss)                      -            -          892           130            (5)          41           8
     Change in unrealized appreciation             3           11      (13,877)       20,250          (780)      (2,649)        592
       Net increase (decrease) from        ----------  -----------  -----------  ------------  ------------  -----------  ----------
         operations                                5           12      (13,004)       20,373          (789)      (2,658)        586
                                           ----------  -----------  -----------  ------------  ------------  -----------  ----------

Contract transactions:
   Cova payments                                 100          100          100           100           200          100         100
   Cova redemptions                                -            -            -             -             -            -           -
   Payments received from contract
     owners                                        -            -            -             -             -            -           -
   Transfers between sub-accounts, net            (1)           -      153,270       297,790         9,588       38,854      13,268
   Transfers for contract benefits,
     terminations and insurance charges            -            -      (15,079)       (2,203)          (13)           -           -
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ------------  ------------  -----------  ----------
         transactions                             99          100      138,291       295,687         9,775       38,954      13,368
                                           ----------  -----------  -----------  ------------  ------------  -----------  ----------

       Net increase (decrease) in net
         assets                                  104          112      125,287       316,060         8,986       36,296      13,954

Net assets at beginning of period                  -            -       25,922         2,446             -            -           -
                                           ----------  -----------  -----------  ------------  ------------  -----------  ----------
Net assets at end of period              $       104          112      151,209       318,506         8,986       36,296      13,954
                                           ==========  ===========  ===========  ============  ============  ===========  ==========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                            Liberty                      Goldman Sachs                              Kemper
                                           ----------  --------------------------------------------------  ------------------------
                                            Newport
                                             Tiger       Growth                                               Small        Small
                                              Fund         and      International   Global      Internet       Cap          Cap
                                            Variable     Income        Equity       Income      Tollkeeper    Growth       Value
                                           ----------  -----------  ------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        (4)          (8)            -          (25)          -          (15)          (4)
     Net realized gain (loss)                      -           (1)            -            1           -           18            7
     Change in unrealized appreciation          (193)        (120)           (8)         133          (6)       1,354          149
       Net increase (decrease) from        ----------  -----------  ------------  -----------  ----------  -----------  -----------
         operations                             (197)        (129)           (8)         109          (6)       1,357          152
                                           ----------  -----------  ------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100           100          100         100          100          100
   Cova redemptions                                -            -             -            -           -            -            -
   Payments received from contract
     owners                                        -            -             -            -           -            -            -
   Transfers between sub-accounts, net         2,573        5,147            (1)       8,864           -        9,324        2,565
   Transfers for contract benefits,
     terminations and insurance charges            -            -             -            -           -            -            -
       Net increase (decrease) in net
         assets from contract              ----------  -----------  ------------  -----------  ----------  -----------  -----------
         transactions                          2,673        5,247            99        8,964         100        9,424        2,665
                                           ----------  -----------  ------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                2,476        5,118            91        9,073          94       10,781        2,817

Net assets at beginning of period                  -            -             -            -           -            -            -
                                           ----------  -----------  ------------  -----------  ----------  -----------  -----------
Net assets at end of period              $     2,476        5,118            91        9,073          94       10,781        2,817
                                           ==========  ===========  ============  ===========  ==========  ===========  ===========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                              Kemper                                      MFS
                                           -----------  ---------------------------------------------------------------------------

                                                                       Growth
                                            Government                  and       Emerging       High         Global        New
                                            Securities   Research      Income      Growth       Income      Governments  Discovery
                                           -----------  -----------  ----------  -----------  -----------  ------------ -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -          (16)        (26)          (4)          (4)            -          (1)
     Net realized gain (loss)                       -           28           7           (2)           1             -           -
     Change in unrealized appreciation              5          598         316          (34)         (15)            2          (4)
       Net increase (decrease) from        -----------  -----------  ----------  -----------  -----------  ------------ -----------
         operations                                 5          610         297          (40)         (18)            2          (5)
                                           -----------  -----------  ----------  -----------  -----------  ------------ -----------

Contract transactions:
   Cova payments                                  100          100         100          100          100           100         100
   Cova redemptions                                 -            -           -            -            -             -           -
   Payments received from contract
     owners                                         -            -           -            -            -             -           -
   Transfers between sub-accounts, net              -       12,073      17,329        2,585        2,572             -           1
   Transfers for contract benefits,
     terminations and insurance charges             -            -           -            -            -             -           -
       Net increase (decrease) in net
         assets from contract              -----------  -----------  ----------  -----------  -----------  ------------ -----------
         transactions                             100       12,173      17,429        2,685        2,672           100         101
                                           -----------  -----------  ----------  -----------  -----------  ------------ -----------

       Net increase (decrease) in net
         assets                                   105       12,783      17,726        2,645        2,654           102          96

Net assets at beginning of period                   -            -           -            -            -             -           -
                                           -----------  -----------  ----------  -----------  -----------  ------------ -----------
Net assets at end of period              $        105       12,783      17,726        2,645        2,654           102          96
                                           ===========  ===========  ==========  ===========  ===========  ============ ===========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                   Oppenheimer                                      Putnam
                                           --------------------------------------------------------------  ------------------------
                                                         Main Street                                           VT
                                                          Growth                                             Growth         VT
                                             Capital         &          High                   Strategic       and          New
                                           Appreciation   Income       Income        Bond        Bond        Income        Value
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -            -            -         (36)           -          (31)           -
     Net realized gain (loss)                       -            -            -           1            -           19            -
     Change in unrealized appreciation             (1)           1            2         266            3        1,274           10
       Net increase (decrease) from        -----------  -----------  -----------  ----------  -----------  -----------  -----------
         operations                                (1)           1            2         231            3        1,262           10
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100         100          100          100          100
   Cova redemptions                                 -            -            -           -            -            -            -
   Payments received from contract
     owners                                         -            -            -           -            -            -            -
   Transfers between sub-accounts, net             22           16            -      10,850           (1)      24,838           (1)
   Transfers for contract benefits,
     terminations and insurance charges             -            -            -           -            -            -            -
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  ----------  -----------  -----------  -----------
         transactions                             122          116          100      10,950           99       24,938           99
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                   121          117          102      11,181          102       26,200          109

Net assets at beginning of period                   -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period              $        121          117          102      11,181          102       26,200          109
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                          Putnam                                      Templeton
                                           --------------------------------------  -------------------------------------------------
                                                                         VT
                                                          VT         International   Global     Franklin
                                              VT     International       New         Income      Small      Growth     International
                                            Vista       Growth       Opportunities  Securities    Cap      Securities   Securities
                                           --------  -------------  -------------  -----------  ---------  ----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     (24)            (7)           (24)       2,607         87          32             33
     Net realized gain (loss)                    8              1             (6)         (31)       105         617            384
     Change in unrealized appreciation       1,735           (303)        (1,960)      (2,970)     3,534        (558)        (1,600)
       Net increase (decrease) from        --------  -------------  -------------  -----------  ---------  ----------  -------------
         operations                          1,719           (309)        (1,990)        (394)     3,726          91         (1,183)
                                           --------  -------------  -------------  -----------  ---------  ----------  -------------

Contract transactions:
   Cova payments                               100            100            100            -        100           -            100
   Cova redemptions                              -              -              -            -          -           -              -
   Payments received from contract
     owners                                      -              -              -            -          -           -              -
   Transfers between sub-accounts, net      17,898          7,080         17,608       46,050     71,761       4,753         52,958
   Transfers for contract benefits,
     terminations and insurance charges          -              -              -         (718)      (469)        (87)          (219)
       Net increase (decrease) in net
         assets from contract              --------  -------------  -------------  -----------  ---------  ----------  -------------
         transactions                       17,998          7,180         17,708       45,332     71,392       4,666         52,839
                                           --------  -------------  -------------  -----------  ---------  ----------  -------------

       Net increase (decrease) in net
         assets                             19,717          6,871         15,718       44,938     75,118       4,757         51,656

Net assets at beginning of period                -              -              -          100        141       2,254          2,260
                                           --------  -------------  -------------  -----------  ---------  ----------  -------------
Net assets at end of period              $  19,717          6,871         15,718       45,038     75,259       7,011         53,916
                                           ========  =============  =============  ===========  =========  ==========  =============


COVA VARIABLE LIFE ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                Templeton
                                           -----------------------------------------------------
                                                                                    Franklin
                                              Developing           Mutual          Large Cap
                                                Markets            Shares            Growth
                                              Securities         Securities        Securities           Total
                                           -----------------  ----------------  ----------------  -----------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $              (13)               (8)              272             64,159
     Net realized gain (loss)                            (1)                1             3,847            337,791
     Change in unrealized appreciation                 (997)              396             4,273           (182,283)
       Net increase (decrease) from        -----------------  ----------------  ----------------  -----------------
         operations                                  (1,011)              389             8,392            219,667
                                           -----------------  ----------------  ----------------  -----------------

Contract transactions:
   Cova payments                                        100               100                 -              4,900
   Cova redemptions                                       -                 -                 -                  -
   Payments received from contract
     owners                                               -                 -                 -          2,679,594
   Transfers between sub-accounts, net               10,925             7,867            72,936            (14,023)
   Transfers for contract benefits,
     terminations and insurance charges                   -                 -            (1,170)          (364,079)
       Net increase (decrease) in net
         assets from contract              -----------------  ----------------  ----------------  -----------------
         transactions                                11,025             7,967            71,766          2,306,392
                                           -----------------  ----------------  ----------------  -----------------

       Net increase (decrease) in net
         assets                                      10,014             8,356            80,158          2,526,059

Net assets at beginning of period                         -                 -               123          5,780,687
                                           -----------------  ----------------  ----------------  -----------------
Net assets at end of period              $           10,014             8,356            80,281          8,306,746
                                           =================  ================  ================  =================


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                               Growth                                Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                               Income    Debenture      Growth      Research     Value         Bond        Stock
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------


Investment income:
   Dividends                               $          -       6,579            -          511         275          925          419
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       1,170          44        2,822        1,594       1,843       (1,159)       1,137
   Realized gain distributions                        -       2,132            -            -           -          463            -
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                   1,170       2,176        2,822        1,594       1,843         (696)       1,137
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation               140,732       2,316       66,149       61,046       7,745       (2,378)      63,287
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $    141,902      11,071       68,971       63,151       9,863       (2,149)      64,843
                                             =========== ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                            Cova                       GACC              AIM
                                             ------------------------------------  ----------- ------------------------

                                               Large                                                           V.I.
                                                Cap        Select    International   Money        V.I.       Capital
                                               Stock       Equity       Equity       Market      Value      Appreciation
                                             ----------- -----------  -----------  ----------- -----------  -----------


Investment income:
   Dividends                               $        995       2,102          560            -          69            2
                                             ----------- -----------  -----------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                       6,402       2,488        1,365       24,709          30            1
   Realized gain distributions                   21,723      71,329        1,496            -         361           50
                                             ----------- -----------  -----------  ----------- -----------  -----------
       Net realized gain (loss)                  28,125      73,817        2,861       24,709         391           51
                                             ----------- -----------  -----------  ----------- -----------  -----------

Change in unrealized appreciation                61,314     (18,465)      28,256        7,581       2,049          300
                                             ----------- -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations            $     90,434      57,454       31,677       32,290       2,509          353
                                             =========== ===========  ===========  =========== ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999




                                                                     Templeton                               Lord Abbett
                                             --------------------------------------------------------------  -----------
                                                                                                 Franklin
                                               Global     Franklin                               Large Cap     Growth
                                               Income      Small       Growth     International   Growth        and
                                             Securities     Cap       Securities   Securities    Securities    Income      Total
                                             ----------- ----------  -----------  ------------  -----------  ----------- -----------


Investment income:
   Dividends                               $          -          -            -             -            -            -      12,437
                                             ----------- ----------  -----------  ------------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           -          -            -             -            -       56,187      98,633
   Realized gain distributions                        -          -            -             -            -            -      97,554
                                                                                                                         -----------
                                             ----------- ----------  -----------  ------------  -----------  ----------- -----------
       Net realized gain (loss)                       -          -            -             -            -       56,187     196,187
                                             ----------- ----------  -----------  ------------  -----------  ----------- -----------

Change in unrealized appreciation                     -         41          160           167           23      (25,472)    394,851
                                             ----------- ----------  -----------  ------------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations            $          -         41          160           167           23       30,715     603,475
                                             =========== ==========  ===========  ============  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                                                   Cova
                                           --------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth     Research      Value         Bond        Stock
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Investment income                   $         -        6,579            -         511          275          925         419
     Net realized gain (loss)                  1,170        2,176        2,822       1,594        1,843         (696)      1,137
     Change in unrealized appreciation       140,732        2,316       66,149      61,046        7,745       (2,378)     63,287
       Net increase (decrease) from        ----------  -----------  -----------  ----------  -----------  -----------  ----------
         operations                          141,902       11,071       68,971      63,151        9,863       (2,149)     64,843
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   -            -            -           -            -            -           -
   Cova redemptions                                -            -            -           -            -            -           -
   Payments received from contract
     owners                                        -            -            -           -            -            -           -
   Transfers between sub-accounts
     (including fixed account), net        1,568,828      241,298      147,286     215,618       75,796      (43,467)     29,705
   Transfers for contract benefits,
     terminations and insurance charges      (33,190)      (7,265)      (5,783)     (7,043)      (5,457)      (2,464)     (3,603)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ----------  -----------  -----------  ----------
         transactions                      1,535,638      234,033      141,503     208,575       70,339      (45,931)     26,102
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                            1,677,540      245,104      210,474     271,726       80,202      (48,080)     90,945

Net assets at beginning of period                  -      166,190      135,268     129,301      161,394      133,906     121,504
                                           ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period              $ 1,677,540      411,294      345,742     401,027      241,596       85,826     212,449
                                           ==========  ===========  ===========  ==========  ===========  ===========  ==========


COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                          Cova                     GACC                AIM
                                           ------------------------------------  ----------  ------------------------

                                             Large                                                           V.I.
                                              Cap        Select    International   Money        V.I.        Capital
                                             Stock       Equity       Equity       Market      Value      Appreciation
                                           ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Investment income                   $       995        2,102          560           -           69            2
     Net realized gain (loss)                 28,125       73,817        2,861      24,709          391           51
     Change in unrealized appreciation        61,314      (18,465)      28,256       7,581        2,049          300
       Net increase (decrease) from        ----------  -----------  -----------  ----------  -----------  -----------
         operations                           90,434       57,454       31,677      32,290        2,509          353
                                           ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -         100          100          100
   Cova redemptions                                -            -            -           -            -            -
   Payments received from contract
     owners                                        -            -            -   2,511,219            -            -
   Transfers between sub-accounts
     (including fixed account), net          531,808      353,369       28,688  (2,485,129)      23,529        2,001
   Transfers for contract benefits,
     terminations and insurance charges      (15,573)     (18,696)      (3,197)    (18,975)        (216)          (8)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ----------  -----------  -----------
         transactions                        516,235      334,673       25,491       7,215       23,413        2,093
                                           ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                              606,669      392,127       57,168      39,505       25,922        2,446

Net assets at beginning of period            257,293      477,727       90,276     451,202            -            -
                                           ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period              $   863,962      869,854      147,444     490,707       25,922        2,446
                                           ==========  ===========  ===========  ==========  ===========  ===========


COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999




                                                                    Templeton                               Lord Abbett
                                           ---------------------------------------------------------------  ----------
                                                                                                Franklin
                                            Global      Franklin                                Large Cap    Growth
                                            Income       Small        Growth     International   Growth        and
                                           Securities     Cap       Securities   Securities     Securities   Income        Total
                                           ----------  -----------  -----------  ------------  -----------  ----------  ------------


Increase (decrease) in net assets from
   operations:
     Investment income                   $         -            -            -             -            -           -        12,437
     Net realized gain (loss)                      -            -            -             -            -      56,187       196,187
     Change in unrealized appreciation             -           41          160           167           23     (25,472)      394,851
       Net increase (decrease) from        ----------  -----------  -----------  ------------  -----------  ----------  ------------
         operations                                -           41          160           167           23      30,715       603,475
                                           ----------  -----------  -----------  ------------  -----------  ----------  ------------

Contract transactions:
   Cova payments                                 100          100          100           100          100           -           800
   Cova redemptions                                -            -            -             -            -           -             -
   Payments received from contract
     owners                                        -            -            -             -            -           -     2,511,219
   Transfers between sub-accounts
     (including fixed account), net                -            -        2,001         2,001            -    (693,373)          (41)
   Transfers for contract benefits,
     terminations and insurance charges            -            -           (7)           (8)           -        (253)     (121,738)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ------------  -----------  ----------  ------------
         transactions                            100          100        2,094         2,093          100    (693,626)    2,390,240
                                           ----------  -----------  -----------  ------------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets                                  100          141        2,254         2,260          123    (662,911)    2,993,715

Net assets at beginning of period                  -            -            -             -            -     662,911     2,786,972
                                           ----------  -----------  -----------  ------------  -----------  ----------  ------------
Net assets at end of period              $       100          141        2,254         2,260          123           -     5,780,687
                                           ==========  ===========  ===========  ============  ===========  ==========  ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(1)   ORGANIZATION

      Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Services Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFSLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFSLIC.

           Cova Series Trust (Trust)                                                   10 portfolios
           General American Capital Company (GACC)                                      1 portfolio
           Russell Insurance Funds (Russell)                                            5 portfolios
           AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
           Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
           Liberty Variable Investment Trust (Liberty)                                  1 portfolio
           Goldman Sachs Variable Insurance Trust (Goldman Sachs)                       4 portfolios
           Kemper Variable Series (Kemper)                                              3 portfolios
           MFS Variable Insurance Trust (MFS)                                           6 portfolios
           Oppenheimer Variable Account Funds (Oppenheimer)                             5 portfolios
           Putnam Variable Trust (Putnam)                                               5 portfolios
           Franklin Templeton Variable Insurance Products Trust (Templeton)             7 portfolios


(2)   SIGNIFICANT ACCOUNTING POLICIES

      (A)  INVESTMENT VALUATION

           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS

           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES

           The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited



(3)   SEPARATE ACCOUNT EXPENSES

      For flexible premium variable universal life policies, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES

      There are contract charges and fees associated with the variable life insurance policies CFSLIC deducts from the policy account value that reduce the return on investment. CFSLIC sells single premium variable life
      (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFSLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFSLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFSLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFSLIC deducts a sales charge from each premium payment. In addition, CFSLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFSLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.


                                                                    (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                  $ 1,852,630
       Cova Bond Debenture                                     357,231
       Cova Developing Growth                                  468,780
       Cova Large Cap Research                                 531,166
       Cova Mid-Cap Value                                      310,825
       Cova Quality Bond                                       149,296
       Cova Small Cap Stock                                    241,878
       Cova Large Cap Stock                                  1,160,133
       Cova Select Equity                                      983,111
       Cova International Equity                               222,689
       GACC Money Market                                       660,232
       Russell Multi-Style Equity                                  100
       Russell Aggressive Equity                                   100
       Russell Non-U.S.                                            100
       Russell Core Bond                                           102
       Russell Real Estate Securities                              101
       AIM V.I. Value                                          163,055
       AIM V.I. Capital Appreciation                           297,963
       AIM V.I. International Equity                             9,770
       Alliance Premier Growth                                  38,990
       Alliance Real Estate Investment                          13,381
       Liberty Newport Tiger Fund, Variable                      2,673
       Goldman Sachs Growth and Income                           5,246
       Goldman Sachs International Equity                          100
       Goldman Sachs Global Income                               8,951
       Goldman Sachs Internet Tollkeeper                           100
       Kemper Small Cap Growth                                   9,443
       Kemper Small Cap Value                                    2,673
       Kemper Government Securities                                100
       MFS Research                                             12,201
       MFS Growth with Income                                   17,436
       MFS Emerging Growth                                       2,684
       MFS High Income                                           2,673
       MFS Global Governments                                      100
       MFS New Discovery                                           100
       Oppenheimer Capital Appreciation                            122
       Oppenheimer Main Street Growth & Income                     116
       Oppenheimer High Income                                     100
       Oppenheimer Bond                                         10,931
       Oppenheimer Strategic Bond                                  100
       Putnam VT Growth and Income                              24,959
       Putnam VT New Value                                         100
       Putnam VT Vista                                          18,006
       Putnam VT International Growth                            7,181
       Putnam VT International New Opportunities                17,700
       Templeton Global Income Securities                       48,008
       Franklin Small Cap                                       71,685
       Templeton Growth Securities                               7,409
       Templeton International Securities                       55,374
       Templeton Developing Markets Securities                  11,023
       Templeton Mutual Shares Securities                        7,968
       Franklin Large Cap Growth Securities                     75,985
                                                         --------------
                                                           $ 7,882,880
                                                         ==============

                                                                    (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE

                                                                                                 Sub-account
                                                                                           Accumulation Unit Value
                                                                   Commenced       -----------------------------------------
                                                                   Operations        9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income                       01/08/99        13.161605     12.448204              -
            Cova Bond Debenture                                      04/13/98        11.007305     10.614338      10.262336
            Cova Developing Growth                                   04/16/98        11.442559     13.050371       9.855135
            Cova Large Cap Research                                  05/04/98        14.281451     13.771430      10.972618
            Cova Mid-Cap Value                                       03/23/98        13.438648     10.119059       9.576906
            Cova Quality Bond                                        04/13/98        11.244625     10.551764      10.717509
            Cova Small Cap Stock                                     04/13/98        13.213015     12.850204       8.891377
            Cova Large Cap Stock                                     04/13/98        13.656781     14.283064      12.135469
            Cova Select Equity                                       03/23/98        12.745425     12.600289      11.480648
            Cova International Equity                                03/23/98        11.879497     13.571289      10.560451
            GACC Money Market                                        02/26/98        11.535798     11.013039      10.468518
            AIM V.I. Value                                           05/03/99        11.004478     11.774189              -
            AIM V.I. Capital Appreciation                            07/19/99        15.937108     13.925402              -
            AIM V.I. International Equity                            05/01/00         9.023032             -              -
            Templeton Global Income Securities                       07/19/99         9.814525      9.970060              -
            Franklin Small Cap                                       07/19/99        14.851517     14.136079              -
            Templeton Growth Securities                              07/19/99        11.191918     11.011283              -
            Templeton International Securities                       07/19/99        10.415721     10.827249              -
            Franklin Large Cap Growth Securities                     07/19/99        14.375974     12.333825              -


       Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income                       05/01/00        10.494132             -              -
            Cova Bond Debenture                                      05/01/00        10.273154             -              -
            Cova Developing Growth                                   05/01/00         9.512959             -              -
            Cova Large Cap Research                                  05/01/00        10.600393             -              -
            Cova Mid-Cap Value                                       05/01/00        11.608652             -              -
            Cova Quality Bond                                        05/01/00        10.447859             -              -
            Cova Small Cap Stock                                     05/01/00        10.594821             -              -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE

                                                                                        Sub-account Accumulation Unit
                                                                                           Net Assets (in thousands)
                                                                   Commenced       -----------------------------------------
                                                                   Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income                       01/08/99            2,043         1,678              -
            Cova Bond Debenture                                      04/13/98              353           411            166
            Cova Developing Growth                                   04/16/98              468           346            135
            Cova Large Cap Research                                  05/04/98              576           401            129
            Cova Mid-Cap Value                                       03/23/98              396           242            161
            Cova Quality Bond                                        04/13/98              138            86            134
            Cova Small Cap Stock                                     04/13/98              318           212            122
            Cova Large Cap Stock                                     04/13/98            1,125           864            257
            Cova Select Equity                                       03/23/98              974           870            478
            Cova International Equity                                03/23/98              211           147             90
            GACC Money Market                                        02/26/98              672           491            451
            AIM V.I. Value                                           05/03/99              138            26              -
            AIM V.I. Capital Appreciation                            07/19/99              313             2              -
            AIM V.I. International Equity                            05/01/00                7             -              -
            Templeton Global Income Securities                       07/19/99               45             -              -
            Franklin Small Cap                                       07/19/99               75             -              -
            Templeton Growth Securities                              07/19/99                7             2              -
            Templeton International Securities                       07/19/99               34             2              -
            Franklin Large Cap Growth Securities                     07/19/99               80             -              -


       Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income                       05/01/00                3             -              -
            Cova Bond Debenture                                      05/01/00                1             -              -
            Cova Developing Growth                                   05/01/00               25             -              -
            Cova Large Cap Research                                  05/01/00                3             -              -
            Cova Mid-Cap Value                                       05/01/00               24             -              -
            Cova Quality Bond                                        05/01/00               10             -              -
            Cova Small Cap Stock                                     05/01/00                -             -              -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE

                                                                                       Sub-account Accumulation Unit
                                                                                                 % Change
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Single premium variable life policies (SPVL):
            Cova Lord Abbett Growth and Income                       01/08/99            5.73%        11.41%              -
            Cova Bond Debenture                                      04/13/98            3.70%         3.43%          0.78%
            Cova Developing Growth                                   04/16/98          -12.32%        32.42%         -5.41%
            Cova Large Cap Research                                  05/04/98            3.70%        25.51%          4.31%
            Cova Mid-Cap Value                                       03/23/98           32.81%         5.66%         -6.17%
            Cova Quality Bond                                        04/13/98            6.57%        -1.55%          6.22%
            Cova Small Cap Stock                                     04/13/98            2.82%        44.52%        -14.87%
            Cova Large Cap Stock                                     04/13/98           -4.38%        17.70%         13.96%
            Cova Select Equity                                       03/23/98            1.15%         9.75%          9.65%
            Cova International Equity                                03/23/98          -12.47%        28.51%          1.80%
            GACC Money Market                                        02/26/98            4.75%         5.20%          4.69%
            AIM V.I. Value                                           05/03/99           -6.54%        17.74%              -
            AIM V.I. Capital Appreciation                            07/19/99           14.45%        28.36%              -
            AIM V.I. International Equity                            05/01/00           -9.77%             -              -
            Templeton Global Income Securities                       07/19/99           -1.56%        -0.30%              -
            Franklin Small Cap                                       07/19/99            5.06%        41.36%              -
            Templeton Growth Securities                              07/19/99            1.64%        10.11%              -
            Templeton International Securities                       07/19/99           -3.80%         8.27%              -
            Franklin Large Cap Growth Securities                     07/19/99           16.56%        23.34%              -


       Flexible premium variable universal life policies (FPVL):
            Cova Lord Abbett Growth and Income                       05/01/00            4.94%             -              -
            Cova Bond Debenture                                      05/01/00            2.73%             -              -
            Cova Developing Growth                                   05/01/00           -4.87%             -              -
            Cova Large Cap Research                                  05/01/00            6.00%             -              -
            Cova Mid-Cap Value                                       05/01/00           16.09%             -              -
            Cova Quality Bond                                        05/01/00            4.48%             -              -
            Cova Small Cap Stock                                     05/01/00            5.95%             -              -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                                  Sub-account
                                                                                           Accumulation Unit Value
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Cova Large Cap Stock                                    05/01/00         9.581060             -              -
            Cova Select Equity                                      05/01/00        10.063570             -              -
            Cova International Equity                               05/01/00         9.103275             -              -
            GACC Money Market                                       11/29/99        10.480817     10.047103              -
            Russell Multi-Style Equity                              05/01/00        10.058036             -              -
            Russell Aggressive Equity                               05/01/00        10.253295             -              -
            Russell Non-U.S.                                        05/01/00         9.281002             -              -
            Russell Core Bond                                       05/01/00        10.444185             -              -
            Russell Real Estate Securities                          05/01/00        11.215112             -              -
            AIM V.I. Value                                          05/01/00         8.819544             -              -
            AIM V.I. Capital Appreciation                           05/01/00        10.765117             -              -
            AIM V.I. International Equity                           05/01/00         9.002514             -              -
            Alliance Premier Growth                                 05/01/00         9.199034             -              -
            Alliance Real Estate Investment                         05/01/00        11.124676             -              -
            Liberty Newport Tiger Fund, Variable                    05/01/00         9.578169             -              -
            Goldman Sachs Growth and Income                         05/01/00         9.904725             -              -
            Goldman Sachs International Equity                      05/01/00         9.136481             -              -
            Goldman Sachs Global Income                             05/01/00        10.255803             -              -
            Gol.dman Sachs Internet Tollkeeper                      07/03/00         9.418529             -              -
            Kemper Small Cap Growth                                 05/01/00        11.312195             -              -
            Kemper Small Cap Value                                  05/01/00        10.334370             -              -
            Kemper Government Securities                            05/01/00        10.469864             -              -
            MFS Research                                            05/01/00        10.270741             -              -
            MFS Growth with Income                                  05/01/00        10.199427             -              -
            MFS Emerging Growth                                     05/01/00         9.963304             -              -
            MFS High Income                                         05/01/00         9.920588             -              -
            MFS Global Governments                                  05/01/00        10.198764             -              -
            MFS New Discovery                                       09/01/00         9.564327             -              -
            Oppenheimer Capital Appreciation                        05/01/00         9.872485             -              -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                         Sub-account Accumulation Unit
                                                                                           Net Assets (in thousands)
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Cova Large Cap Stock                                    05/01/00               11             -              -
            Cova Select Equity                                      05/01/00                -             -              -
            Cova International Equity                               05/01/00                -             -              -
            GACC Money Market                                       11/29/99                -             -              -
            Russell Multi-Style Equity                              05/01/00                -             -              -
            Russell Aggressive Equity                               05/01/00                -             -              -
            Russell Non-U.S.                                        05/01/00                -             -              -
            Russell Core Bond                                       05/01/00                -             -              -
            Russell Real Estate Securities                          05/01/00                -             -              -
            AIM V.I. Value                                          05/01/00               13             -              -
            AIM V.I. Capital Appreciation                           05/01/00                6             -              -
            AIM V.I. International Equity                           05/01/00                2             -              -
            Alliance Premier Growth                                 05/01/00               36             -              -
            Alliance Real Estate Investment                         05/01/00               14             -              -
            Liberty Newport Tiger Fund, Variable                    05/01/00                2             -              -
            Goldman Sachs Growth and Income                         05/01/00                5             -              -
            Goldman Sachs International Equity                      05/01/00                -             -              -
            Goldman Sachs Global Income                             05/01/00                9             -              -
            Gol.dman Sachs Internet Tollkeeper                      07/03/00                -             -              -
            Kemper Small Cap Growth                                 05/01/00               11             -              -
            Kemper Small Cap Value                                  05/01/00                3             -              -
            Kemper Government Securities                            05/01/00                -             -              -
            MFS Research                                            05/01/00               13             -              -
            MFS Growth with Income                                  05/01/00               18             -              -
            MFS Emerging Growth                                     05/01/00                3             -              -
            MFS High Income                                         05/01/00                3             -              -
            MFS Global Governments                                  05/01/00                -             -              -
            MFS New Discovery                                       09/01/00                -             -              -
            Oppenheimer Capital Appreciation                        05/01/00                -             -              -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                         Sub-account Accumulation Unit
                                                                                                   % Change
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Cova Large Cap Stock                                    05/01/00           -4.19%             -              -
            Cova Select Equity                                      05/01/00            0.64%             -              -
            Cova International Equity                               05/01/00           -8.97%             -              -
            GACC Money Market                                       11/29/99            4.81%         0.47%              -
            Russell Multi-Style Equity                              05/01/00            0.58%             -              -
            Russell Aggressive Equity                               05/01/00            2.53%             -              -
            Russell Non-U.S.                                        05/01/00           -7.19%             -              -
            Russell Core Bond                                       05/01/00            4.44%             -              -
            Russell Real Estate Securities                          05/01/00           12.15%             -              -
            AIM V.I. Value                                          05/01/00          -11.80%             -              -
            AIM V.I. Capital Appreciation                           05/01/00            7.65%             -              -
            AIM V.I. International Equity                           05/01/00           -9.97%             -              -
            Alliance Premier Growth                                 05/01/00           -8.01%             -              -
            Alliance Real Estate Investment                         05/01/00           11.25%             -              -
            Liberty Newport Tiger Fund, Variable                    05/01/00           -4.22%             -              -
            Goldman Sachs Growth and Income                         05/01/00           -0.95%             -              -
            Goldman Sachs International Equity                      05/01/00           -8.64%             -              -
            Goldman Sachs Global Income                             05/01/00            2.56%             -              -
            Gol.dman Sachs Internet Tollkeeper                      07/03/00           -5.81%             -              -
            Kemper Small Cap Growth                                 05/01/00           13.12%             -              -
            Kemper Small Cap Value                                  05/01/00            3.34%             -              -
            Kemper Government Securities                            05/01/00            4.70%             -              -
            MFS Research                                            05/01/00            2.71%             -              -
            MFS Growth with Income                                  05/01/00            1.99%             -              -
            MFS Emerging Growth                                     05/01/00           -0.37%             -              -
            MFS High Income                                         05/01/00           -0.79%             -              -
            MFS Global Governments                                  05/01/00            1.99%             -              -
            MFS New Discovery                                       09/01/00           -4.36%             -              -
            Oppenheimer Capital Appreciation                        05/01/00           -1.28%             -              -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                                 Sub-account
                                                                                          Accumulation Unit Value
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Oppenheimer Main Street Growth & Income                 05/01/00        10.024030             -              -
            Oppenheimer High Income                                 05/01/00        10.198292             -              -
            Oppenheimer Bond                                        05/01/00        10.353426             -              -
            Oppenheimer Strategic Bond                              05/01/00        10.238696             -              -
            Putnam VT Growth and Income                             05/01/00        10.440390             -              -
            Putnam VT New Value                                     05/01/00        10.935135             -              -
            Putnam VT Vista                                         05/01/00        10.574482             -              -
            Putnam VT International Growth                          05/01/00         9.331406             -              -
            Putnam VT International New Opportunities               05/01/00         8.168925             -              -
            Franklin Small Cap                                      05/01/00        10.542119             -              -
            Templeton International Securities                      05/01/00        10.119738             -              -
            Templeton Developing Markets Securities                 05/01/00         8.745488             -              -
            Templeton Mutual Shares Securities                      05/01/00        10.489749             -              -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                         Sub-account Accumulation Unit
                                                                                           Net Assets (in thousands)
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Oppenheimer Main Street Growth & Income                  05/01/00                -             -              -
            Oppenheimer High Income                                  05/01/00                -             -              -
            Oppenheimer Bond                                         05/01/00               11             -              -
            Oppenheimer Strategic Bond                               05/01/00                -             -              -
            Putnam VT Growth and Income                              05/01/00               26             -              -
            Putnam VT New Value                                      05/01/00                -             -              -
            Putnam VT Vista                                          05/01/00               20             -              -
            Putnam VT International Growth                           05/01/00                7             -              -
            Putnam VT International New Opportunities                05/01/00               16             -              -
            Franklin Small Cap                                       05/01/00                -             -              -
            Templeton International Securities                       05/01/00               20             -              -
            Templeton Developing Markets Securities                  05/01/00               10             -              -
            Templeton Mutual Shares Securities                       05/01/00                8             -              -



COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)    UNIT FAIR VALUE, CONTINUED

                                                                                        Sub-account Accumulation Unit
                                                                                                  % Change
                                                                  Commenced        -----------------------------------------
                                                                  Operations         9/30/00      12/31/99       12/31/98
                                                                  ------------     ------------  ------------   ------------

       Flexible premium variable universal life
          policies (FPVL), continued:
            Oppenheimer Main Street Growth & Income                  05/01/00            0.24%             -              -
            Oppenheimer High Income                                  05/01/00            1.98%             -              -
            Oppenheimer Bond                                         05/01/00            3.53%             -              -
            Oppenheimer Strategic Bond                               05/01/00            2.39%             -              -
            Putnam VT Growth and Income                              05/01/00            4.40%             -              -
            Putnam VT New Value                                      05/01/00            9.35%             -              -
            Putnam VT Vista                                          05/01/00            5.74%             -              -
            Putnam VT International Growth                           05/01/00           -6.69%             -              -
            Putnam VT International New Opportunities                05/01/00          -18.31%             -              -
            Franklin Small Cap                                       05/01/00            5.42%             -              -
            Templeton International Securities                       05/01/00            1.20%             -              -
            Templeton Developing Markets Securities                  05/01/00          -12.55%             -              -
            Templeton Mutual Shares Securities                       05/01/00            4.90%             -              -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
       September 30, 2000 and the year ending December 31, 1999 follows:

                                                                                             Realized Gain (Loss)
                                                                  ------------------------------------------------------------------
                                                                      Aggregate              Aggregate Cost
                                                  Year or         Proceeds from Sales        of Fund Shares              Realized
                                                  Period            of Fund Shares              Redeemed               Gain (Loss)
                                                -----------       ------------------       ------------------       ----------------


       Cova Lord Abbett Growth and Income          2000                $ 149,143                $ 136,265                 $ 12,878
                                                   1999                   98,255                   97,086                    1,169

       Cova Bond Debenture                         2000                  110,340                  108,073                    2,267
                                                   1999                    4,688                    4,644                       44

       Cova Developing Growth                      2000                    6,051                    5,051                    1,000
                                                   1999                   15,912                   13,090                    2,822

       Cova Large Cap Research                     2000                   63,875                   56,335                    7,540
                                                   1999                   12,192                   10,598                    1,594

       Cova Mid-Cap Value                          2000                   15,507                   12,602                    2,905
                                                   1999                   17,534                   15,691                    1,843

       Cova Quality Bond                           2000                    1,881                    1,910                      (29)
                                                   1999                   97,215                   98,374                   (1,159)

       Cova Small Cap Stock                        2000                   10,625                    7,815                    2,810
                                                   1999                    6,684                    5,547                    1,137

       Cova Large Cap Stock                        2000                   68,202                   62,554                    5,648
                                                   1999                   49,866                   43,464                    6,402

       Cova Select Equity                          2000                   82,749                   79,839                    2,910
                                                   1999                   79,613                   77,125                    2,488

       Cova International Equity                   2000                    7,213                    6,571                      642
                                                   1999                   19,787                   18,422                    1,365

       GACC Money Market                           2000                3,126,307                3,086,591                   39,716
                                                   1999                2,543,802                2,519,093                   24,709

       Russell Multi-Style Equity                  2000                        -                        -                        -
                                                   1999                        -                        -                        -

       Russell Aggressive Equity                   2000                        -                        -                        -
                                                   1999                        -                        -                        -




                                                                                                                        (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                        Realized Gain (Loss)
                                                                  -------------------------------------------------------------
                                                                       Aggregate           Aggregate Cost
                                                    Year or       Proceeds from Sales      of Fund Shares          Realized
                                                     Period         of Fund Shares            Redeemed            Gain (Loss)
                                                   ----------     -------------------     -----------------     ---------------


      Russell Non-US                                  2000                     $ -                   $ -                 $ -
                                                      1999                       -                     -                   -

      Russell Core Bond                               2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Russell Real Estate Securities                  2000                       -                     -                   -
                                                      1999                       -                     -                   -

      AIM V.I. Value                                  2000                  15,200                14,308                 892
                                                      1999                     218                   188                  30

      AIM V.I. Capital Appreciation                   2000                   2,144                 2,014                 130
                                                      1999                       8                     7                   1

      AIM V.I. International Equity                   2000                     184                   189                  (5)
                                                      1999                       -                     -                   -

      Alliance Premier Growth                         2000                     989                   983                   6
                                                      1999                       -                     -                   -

      Alliance Real Estate Investment                 2000                     254                   246                   8
                                                      1999                       -                     -                   -

      Liberty Newport Tiger Fund, Variable            2000                     175                   175                   -
                                                      1999                       -                     -                   -

      Goldman Sachs Growth and Income                 2000                     350                   351                  (1)
                                                      1999                       -                     -                   -

      Goldman Sachs International                     2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Goldman Sachs Global Income                     2000                     145                   144                   1
                                                      1999                       -                     -                   -

      Goldman Sachs Internet Tollkeeper               2000                       1                     1                   -
                                                      1999                       -                     -                   -

      Kemper Small Cap Growth                         2000                     244                   226                  18
                                                      1999                       -                     -                   -



                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                        Realized Gain (Loss)
                                                                  -------------------------------------------------------------
                                                                       Aggregate           Aggregate Cost
                                                    Year or       Proceeds from Sales      of Fund Shares          Realized
                                                     Period         of Fund Shares            Redeemed            Gain (Loss)
                                                   ----------     -------------------     -----------------     ---------------


      Kemper Small Cap Value                          2000                   $ 182                 $ 175                 $ 7
                                                      1999                       -                     -                   -

      Kemper Government Securities                    2000                       -                     -                   -
                                                      1999                       -                     -                   -

      MFS Research                                    2000                     723                   695                  28
                                                      1999                       -                     -                   -

      MFS Growth and Income                           2000                     445                   438                   7
                                                      1999                       -                     -                   -

      MFS Emerging Growth                             2000                     173                   175                  (2)
                                                      1999                       -                     -                   -

      MFS High Income                                 2000                     176                   175                   1
                                                      1999                       -                     -                   -

      MFS Global Governments                          2000                       -                     -                   -
                                                      1999                       -                     -                   -

      MFS New Discovery                               2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Oppenheimer Main Street Growth & Income         2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Oppenheimer Capital Appreciation                2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Oppenheimer High Income                         2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Oppenheimer Bond                                2000                      83                    82                   1
                                                      1999                       -                     -                   -

      Oppenheimer Strategic Bond                      2000                       -                     -                   -
                                                      1999                       -                     -                   -

      Putnam VT Growth and Income                     2000                     508                   489                  19
                                                      1999                       -                     -                   -



                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                        Realized Gain (Loss)
                                                                  -------------------------------------------------------------
                                                                       Aggregate           Aggregate Cost
                                                    Year or       Proceeds from Sales      of Fund Shares          Realized
                                                     Period         of Fund Shares            Redeemed            Gain (Loss)
                                                   ----------     -------------------     -----------------     ---------------


      Putnam VT New Value                             2000                     $ -                   $ -                 $ -
                                                      1999                       -                     -                   -

      Putnam VT Vista                                 2000                     191                   183                   8
                                                      1999                       -                     -                   -

      Putnam VT International Growth                  2000                      26                    25                   1
                                                      1999                       -                     -                   -

      Putnam VT International New Opportunities       2000                     126                   132                  (6)
                                                      1999                       -                     -                   -

      Templeton Global Income Securities              2000                     718                   749                 (31)
                                                      1999                       -                     -                   -

      Franklin Small Cap                              2000                     916                   873                  43
                                                      1999                       -                     -                   -

      Templeton Growth Securities                     2000                     123                   129                  (6)
                                                      1999                       8                     8                   -

      Templeton International Securities              2000                     401                   400                   1
                                                      1999                       8                     8                   -

      Templeton Developing Markets Securities         2000                      60                    61                  (1)
                                                      1999                       -                     -                   -

      Templeton Mutual Shares Securities              2000                      30                    29                   1
                                                      1999                       -                     -                   -

      Franklin Large Cap Growth Securities            2000                   1,318                 1,307                  11
                                                      1999                       -                     -                   -




                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                  -------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period          End of Period         Beginning of Period      Change
                                                   ----------     -------------------     -----------------     ---------------


      Cova Lord Abbett Growth and Income              2000               $ 193,124             $ 140,732            $ 52,392
                                                      1999                 140,732                     -             140,732

      Cova Bond Debenture                             2000                  (3,749)                7,496             (11,245)
                                                      1999                   7,496                 5,180               2,316

      Cova Developing Growth                          2000                  24,270                88,046             (63,776)
                                                      1999                  88,046                21,897              66,149

      Cova Large Cap Research                         2000                  47,756                72,857             (25,101)
                                                      1999                  72,857                11,811              61,046

      Cova Mid-Cap Value                              2000                 108,917                20,332              88,585
                                                      1999                  20,332                12,587               7,745

      Cova Quality Bond                               2000                  (1,052)               (2,123)              1,071
                                                      1999                  (2,123)                  255              (2,378)

      Cova Small Cap Stock                            2000                  76,679                81,861              (5,182)
                                                      1999                  81,861                18,574              63,287

      Cova Large Cap Stock                            2000                 (23,785)              106,009            (129,794)
                                                      1999                 106,009                44,695              61,314

      Cova Select Equity                              2000                  (9,220)               46,891             (56,111)
                                                      1999                  46,891                65,356             (18,465)

      Cova International Equity                       2000                 (11,765)               30,035             (41,800)
                                                      1999                  30,035                 1,779              28,256

      GACC Money Market                               2000                  11,670                11,821                (151)
                                                      1999                  11,821                 4,240               7,581

      Russell Multi-Style Equity                      2000                       1                     -                   1
                                                      1999                       -                     -                   -

      Russell Aggressive Equity                       2000                       3                     -                   3
                                                      1999                       -                     -                   -

      Russell Non-U.S.                                2000                      (7)                    -                  (7)
                                                      1999                       -                     -                   -



                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                  -------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period          End of Period       Beginning of Period        Change
                                                   ----------     -------------------     -----------------     ---------------


      Russell Core Bond                               2000                     $ 3                   $ -                 $ 3
                                                      1999                       -                     -                   -

      Russell Real Estate Securities                  2000                      11                     -                  11
                                                      1999                       -                     -                   -

      AIM V.I. Value                                  2000                 (11,828)                2,049             (13,877)
                                                      1999                   2,049                     -               2,049

      AIM V.I. Capital Appreciation                   2000                  20,550                   300              20,250
                                                      1999                     300                     -                 300

      AIM V.I. International Equity                   2000                    (780)                    -                (780)
                                                      1999                       -                     -                   -

      Alliance Premier Growth                         2000                  (2,649)                    -              (2,649)
                                                      1999                       -                     -                   -

      Alliance Real Estate Investment                 2000                     592                     -                 592
                                                      1999                       -                     -                   -

      Liberty Newport Tiger Fund, Variable            2000                    (193)                    -                (193)
                                                      1999                       -                     -                   -

      Goldman Sachs Growth and Income                 2000                    (120)                    -                (120)
                                                      1999                       -                     -                   -

      Goldman Sachs International Equity              2000                      (8)                    -                  (8)
                                                      1999                       -                     -                   -

      Goldman Sachs Global Income                     2000                     133                     -                 133
                                                      1999                       -                     -                   -

      Goldman Sachs Internet Tollkeeper               2000                      (6)                    -                  (6)
                                                      1999                       -                     -                   -

      Kemper Small Cap Growth                         2000                   1,354                     -               1,354
                                                      1999                       -                     -                   -

      Kemper Small Cap Value                          2000                     149                     -                 149
                                                      1999                       -                     -                   -



                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                                  -------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period          End of Period         Beginning of Period      Change
                                                   ----------     -------------------     -----------------     ---------------


      Kemper Government Securities                   2000                     $ 5                   $ -                 $ 5
                                                     1999                       -                     -                   -

      MFS Research                                   2000                     598                     -                 598
                                                     1999                       -                     -                   -

      MFS Growth with Income                         2000                     316                     -                 316
                                                     1999                       -                     -                   -

      MFS Emerging Growth                            2000                     (34)                    -                 (34)
                                                     1999                       -                     -                   -

      MFS High Income                                2000                     (15)                    -                 (15)
                                                     1999                       -                     -                   -

      MFS Global Governments                         2000                       2                     -                   2
                                                     1999                       -                     -                   -

      MFS New Discovery                              2000                      (4)                    -                  (4)
                                                     1999                       -                     -                   -

      Oppenheimer Main Street Growth & Income        2000                       1                     -                   1
                                                     1999                       -                     -                   -

      Oppenheimer Capital Appreciation               2000                      (1)                    -                  (1)
                                                     1999                       -                     -                   -

      Oppenheimer High Income                        2000                       2                     -                   2
                                                     1999                       -                     -                   -

      Oppenheimer Bond                               2000                     266                     -                 266
                                                     1999                       -                     -                   -

      Oppenheimer Strategic Bond                     2000                       3                     -                   3
                                                     1999                       -                     -                   -

      Putnam VT Growth and Income                    2000                   1,274                     -               1,274
                                                     1999                       -                     -                   -

      Putnam VT New Value                            2000                      10                     -                  10
                                                     1999                       -                     -                   -



                                                                                                                 (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                  -------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period          End of Period       Beginning of Period        Change
                                                   ----------     -------------------     -----------------     ---------------


      Putnam VT Vista                                 2000                 $ 1,735                   $ -             $ 1,735
                                                      1999                       -                     -                   -

      Putnam VT International Growth                  2000                    (303)                    -                (303)
                                                      1999                       -                     -                   -

      Putnam VT International New Opportunities       2000                  (1,960)                    -              (1,960)
                                                      1999                       -                     -                   -

      Templeton Global Income Securities              2000                  (2,970)                    -              (2,970)
                                                      1999                       -                     -                   -

      Franklin Small Cap                              2000                   3,575                    41               3,534
                                                      1999                      41                     -                  41

      Templeton Growth Securities                     2000                    (398)                  160                (558)
                                                      1999                     160                     -                 160

      Templeton International Securities              2000                  (1,433)                  167              (1,600)
                                                      1999                     167                     -                 167

      Templeton Developing Markets Securities         2000                    (997)                    -                (997)
                                                      1999                       -                     -                   -

      Templeton Mutual Shares Securities              2000                     396                     -                 396
                                                      1999                       -                     -                   -

      Franklin Large Cap Growth Securities            2000                   4,296                    23               4,273
                                                      1999                      23                     -                  23






                                                                                                                  (Continued)

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)   UNITS OUTSTANDING

                                                             9/30/00        12/31/99        12/31/98
                                                          --------------  --------------  --------------

      Accumulation Units:
       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                  155,202         134,762               -
         Cova Bond Debenture                                  32,052          38,749          16,194
         Cova Developing Growth                               40,884          26,493          13,726
         Cova Large Cap Research                              40,338          29,120          11,784
         Cova Mid-Cap Value                                   29,471          23,875          16,852
         Cova Quality Bond                                    12,304           8,134          12,494
         Cova Small Cap Stock                                 24,101          16,533          13,665
         Cova Large Cap Stock                                 82,376          60,489          21,202
         Cova Select Equity                                   76,403          69,034          41,611
         Cova International Equity                            17,748          10,864           8,549
         GACC Money Market                                    58,227          44,548          43,101
         AIM V.I. Value                                       12,565           2,202               -
         AIM V.I. Capital Appreciation                        19,629             176               -
         AIM V.I. International Equity                           724               -               -
         Templeton Global Income Securities                    4,589              10               -
         Franklin Small Cap                                    5,060              10               -
         Templeton Growth Securities                             626             205               -
         Templeton International Securities                    3,248             209               -
         Franklin Large Cap Growth Securities                  5,584              10               -


      Accumulation Units:
       Flexible premium variable universal life (FPVL):
         Cova Lord Abbett Growth and Income                      290               -               -
         Cova Bond Debenture                                      65               -               -
         Cova Developing Growth                                2,649               -               -
         Cova Large Cap Research                                 267               -               -
         Cova Mid-Cap Value                                    2,038               -               -
         Cova Quality Bond                                       945               -               -
         Cova Small Cap Stock                                     10               -               -
         Cova Large Cap Stock                                  1,184               -               -
         Cova Select Equity                                       10               -               -
         Cova International Equity                                10               -               -
         GACC Money Market                                        10              10               -
         Russell Multi-Style Equity                               10               -               -
         Russell Aggressive Equity                                10               -               -
         Russell Non-U.S.                                         10               -               -
         Russell Core Bond                                        10               -               -
         Russell Real Estate Securities                           10               -               -
         AIM V.I. Value                                        1,467               -               -
         AIM V.I. Capital Appreciation                           527               -               -
         AIM V.I. International Equity                           272               -               -




COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)   UNITS OUTSTANDING, CONTINUED:

                                                             9/30/00        12/31/99        12/31/98
                                                          --------------  --------------  --------------

      Accumulation Units:
       Flexible premium variable universal
            life (FPVUL), continued:
         Alliance Premier Growth                               3,946               -               -
         Alliance Real Estate Investment                       1,254               -               -
         Liberty Newport Tiger Fund, Variable                    259               -               -
         Goldman Sachs Growth and Income                         517               -               -
         Goldman Sachs International Equity                       10               -               -
         Goldman Sachs Global Income                             885               -               -
         Goldman Sachs Internet Tollkeeper                        10               -               -
         Kemper Small Cap Growth                                 953               -               -
         Kemper Small Cap Value                                  273               -               -
         Kemper Government Securities                             10               -               -
         MFS Research                                          1,245               -               -
         MFS Growth with Income                                1,738               -               -
         MFS Emerging Growth                                     266               -               -
         MFS High Income                                         267               -               -
         MFS Global Governments                                   10               -               -
         MFS New Discovery                                        10               -               -
         Oppenheimer Capital Appreciation                         12               -               -
         Oppenheimer Main Street Growth & Income                  12               -               -
         Oppenheimer High Income                                  10               -               -
         Oppenheimer Bond                                      1,080               -               -
         Oppenheimer Strategic Bond                               10               -               -
         Putnam VT Growth and Income                           2,510               -               -
         Putnam VT New Value                                      10               -               -
         Putnam VT Vista                                       1,865               -               -
         Putnam VT International Growth                          736               -               -
         Putnam VT International New Opportunities             1,924               -               -
         Franklin Small Cap                                       10               -               -
         Templeton International Securities                    1,985               -               -
         Templeton Developing Markets Securities               1,145               -               -
         Templeton Mutual Shares Securities                      797               -               -






                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets



                                                                                         SEPTEMBER 30,
                                                                                              2000               DECEMBER 31,
                                      Assets                                              (UNAUDITED)                1999
                                                                                       -------------------   -------------------
                                                                                                    (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,603,751 in 2000 and $1,575,536 in 1999)                                     $          1,606,547             1,481,997
    Preferred stock - affiliate, at fair value                                                         --                 6,892
    Common stock, at fair value                                                                        12                    12
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 2000 and 1999                                                                  361,614               376,147
    Policy loans                                                                                   27,508                27,778
    Short-term investments                                                                          7,486                    --
    Other invested assets                                                                          15,455                 4,625
                                                                                       -------------------   -------------------

             Total investments                                                                  2,018,622             1,897,451

Cash and cash equivalents - interest-bearing                                                       82,628                86,038
Cash - noninterest-bearing                                                                          5,117                 5,893
Receivable from sale of securities                                                                  5,616                 1,452
Accrued investment income                                                                          27,347                24,992
Deferred policy acquisition costs                                                                  27,199               214,120
Present value of future profits                                                                        --                55,406
Value of business acquired                                                                        290,516                    --
Goodwill                                                                                           41,515                16,157
Deferred tax asset, net                                                                             1,838                21,964
Receivable from OakRe                                                                               9,900               336,376
Federal and state income taxes recoverable                                                          1,095                 1,190
Due from affiliates                                                                                 2,750                    --
Other assets                                                                                          382                   741
Separate account assets                                                                         2,800,484             2,537,962
                                                                                       -------------------   -------------------

             Total assets                                                            $          5,315,009             5,199,742
                                                                                       ===================   ===================

See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued



                                                                                         SEPTEMBER 30,
                                                                                             2000               DECEMBER 31,
                       LIABILITIES AND SHAREHOLDER'S EQUITY                               (UNAUDITED)               1999
                                                                                      --------------------   -------------------
                                                                                                   (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                           $           2,071,387             2,270,795
    Future policy benefits                                                                         60,184                58,432
    Payable on return of collateral on loaned securities                                               --                37,862
    Payable on purchase of securities                                                               5,928                   516
    Due to affiliates                                                                                  --                 4,220
    Accounts payable and other liabilities                                                         18,027                22,905
    Future purchase price payable to OakRe                                                             --                 2,898
    Guaranty fund assessments                                                                       9,900                 9,900
    Separate account liabilities                                                                2,800,462             2,537,652
                                                                                      --------------------  --------------------

             Total liabilities                                                                  4,965,888             4,945,180
                                                                                      --------------------  --------------------

Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                                             5,799                 5,799
    Additional paid-in capital                                                                    342,181               260,491
    Retained earnings                                                                                 595                12,906
    Accumulated other comprehensive income
      (loss) - net of tax                                                                             546               (24,634)
                                                                                      --------------------  --------------------

             Total shareholder's equity                                                           349,121               254,562
                                                                                      --------------------  --------------------

             Total liabilities and shareholder's equity                             $           5,315,009             5,199,742
                                                                                      ====================  ====================






See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                  Consolidated Statements of Income (Unaudited)




                                                                           NINE MONTHS ENDED             THREE MONTHS ENDED
                                                                             SEPTEMBER 30,                  SEPTEMBER 30,
                                                                          2000           1999            2000           1999
                                                                      -------------  -------------   -------------  -------------
                                                                                            (in thousands)

Revenues:
    Premiums                                                        $        5,570          7,337  $        2,388         (2,418)
    Net investment income                                                  127,093         98,332          44,089         32,304
    Net realized gains (losses) on sales of investments                        769        (12,556)            675         (9,200)
    Separate account fees                                                   28,465         22,437           9,949          8,111
    Other income                                                             3,917          4,858           1,234          2,061
                                                                      -------------  -------------   -------------  -------------

             Total revenues                                                165,814        120,408          58,335         30,858
                                                                      -------------  -------------   -------------  -------------

Benefits and expenses:
    Interest on policyholder deposits                                       85,976         75,818          29,860         26,122
    Current and future policy benefits                                       9,380         11,021           3,541           (897)
    Operating and other expenses                                            22,067         17,055           7,165          7,032
    Amortization of purchased
      intangible assets                                                     43,900          8,045          14,592          3,340
    Amortization of deferred policy
      acquisition costs                                                        892         15,786             864          5,563
                                                                      -------------  -------------   -------------  -------------

             Total benefits and expenses                                   162,215        127,725          56,022         41,160
                                                                      -------------  -------------   -------------  -------------

             Income (loss) before income taxes                               3,599         (7,317)          2,313        (10,302)
                                                                      -------------  -------------   -------------  -------------

Income tax expense (benefit):
    Current                                                                    103         (5,563)             98         (5,357)
    Deferred                                                                 2,901            994           1,986            239
                                                                      -------------  -------------   -------------  -------------

             Total income tax expense (benefit)                              3,004         (4,569)          2,084         (5,118)
                                                                      -------------  -------------   -------------  -------------

             Net income (loss)                                      $          595         (2,748) $          229         (5,184)
                                                                      =============  =============   =============  =============


See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity


                                                                                    SEPTEMBER 30,
                                                                                         2000             DECEMBER 31,
                                                                                     (UNAUDITED)              1999
                                                                                  -------------------  --------------------
                                                                                               (in thousands)

Common stock, balance at beginning
    and end of period                                                           $              5,799                 5,799
                                                                                  -------------------  --------------------

Additional paid-in capital:
    Balance at beginning of period                                                           260,491               220,491
    Adjustment to reflect purchase acquisition                                                46,690                    --
    Capital contribution                                                                      35,000                40,000
                                                                                  -------------------  --------------------

Balance at end of period                                                                     342,181               260,491
                                                                                  -------------------  --------------------

Retained earnings:
    Balance at beginning of period                                                            12,906                26,410
    Adjustment to reflect purchase acquisition                                               (12,906)                   --
    Net income (loss)                                                                            595               (13,504)
                                                                                  -------------------  --------------------

Balance at end of period                                                                         595                12,906
                                                                                  -------------------  --------------------

Accumulated other comprehensive loss:
    Balance at beginning of period                                                           (24,634)                 (614)
    Adjustment to reflect purchase acquisition                                                24,634                    --
    Change in unrealized appreciation (depreciation)
      of debt and equity securities                                                            2,797               (91,987)
    Deferred federal income tax impact                                                          (294)               12,934
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation                                                                  --                39,975
    Change in present value of future profits
      attributable to unrealized depreciation                                                     --                15,058
    Change in value of business acquired
      attributable to unrealized appreciation (depreciation)                                  (1,957)                   --
                                                                                  -------------------  --------------------

Balance at end of period                                                                         546               (24,634)
                                                                                  -------------------  --------------------

             Total shareholder's equity                                         $            349,121               254,562
                                                                                  ===================  ====================

Total comprehensive income (loss):
    Net  income (loss)                                                          $                595               (13,504)
    Other comprehensive income (loss) (change in net unrealized
      depreciation of debt and equity securities)                                                546               (24,020)
                                                                                  -------------------  --------------------

             Total comprehensive income (loss)                                  $              1,141               (37,524)
                                                                                  ===================  ====================


See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows (Unaudited)

                                                                                     NINE MONTHS ENDED
                                                                                        SEPTEMBER 30,
                                                                                    2000          1999
                                                                                -------------  ------------
                                                                                             (in thousands)

Reconciliations of net income to net cash
    provided by operating activities:
Net income (loss)                                                             $          595 $      (2,748)
    Adjustments to reconcile net income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                         (11,393)        1,011
      (Gains) losses from sales of investments and businesses, net                      (769)       12,556
      Change in undistributed income of real estate joint
        ventures and other limited partnership interests                                  24            --
      Interest credited to policyholder account balances                              85,976        75,818
      Universal life and investment-type product policy fees                         (31,723)      (25,645)
      Change in accrued investment income                                             (2,355)       (2,618)
      Change in premiums and other receivables                                       316,004       327,475
      Change in deferred policy acquisition costs, net                                (3,069)      (56,218)
      Change in insurance related liabilities                                          3,475         4,662
      Change in income taxes payable                                                   2,997        (4,579)
      Change in other liabilities                                                      1,493         4,199
      Other, net                                                                      (3,749)       37,197

                                                                                -------------  ------------
Net cash provided by operating activities                                            357,506       371,110
                                                                                -------------  ------------

Cash flows from investing activities
    Sales, maturities and repayments of:
      Fixed maturities                                                               200,124       384,220
      Equity securities                                                                9,000            --
      Mortgage loans on real estate                                                   14,349        25,413
    Purchases of:
      Fixed maturities                                                              (307,980)     (458,811)
      Equity securities                                                                   --          (302)
      Mortgage loans on real estate                                                   (2,932)      (54,011)
      Real estate and real estate joint ventures                                      (2,854)       (4,625)
    Net change in short-term investments                                              (7,486)         (679)
    Net change in policy loans                                                           271            --
    Net change in investment collateral                                              (37,862)       14,319

                                                                                -------------  ------------
Net cash provided by (used in) investing activities                                 (135,370)      (94,476)
                                                                                -------------  ------------

Cash flows from financing activities
    Policyholder account balances:
      Deposits                                                                       270,434       340,021
      Withdrawals                                                                   (531,756)     (648,725)
    Capital contribution                                                              35,000        20,000
                                                                                -------------  ------------
Net cash used in financing activities                                               (226,322)     (288,704)
                                                                                -------------  ------------

Change in cash and cash equivalents                                                   (4,186)      (12,070)

Cash and cash equivalents, beginning of period                                        91,931        99,778
                                                                                -------------  ------------

Cash and cash equivalents, end of period                                      $       87,745 $      87,708
                                                                                =============  ============

See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

               Notes to Interim Financial Statements - (Unaudited)

                           September 30, 2000 and 1999





(1)    BASIS OF PRESENTATION

       The interim consolidated financial statements for Cova Financial Services Life Insurance Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)    MERGER

       The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)    CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $313 million was allocated to the Company and its subsidiaries based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:


                                                                           JANUARY 1, 2000
                                                                         ---------------------
                                                                            (IN THOUSANDS)

        Total investments                                                  $      1,902,771
        Cash and cash equivalents                                                    91,931
        Value of business acquired                                                  314,646
        Goodwill                                                                     43,132
        Receivable from OakRe                                                       336,376
        Deferred tax benefits                                                         4,962
        Other assets                                                                 28,445
        Separate account assets                                                   2,537,962
                                                                               -------------

           Total assets acquired                                                  5,260,225
                                                                               -------------

        Policyholder deposits                                                     2,274,318
        Future policy benefits                                                       56,709
        Payable for return of collateral on loan securities                          37,862
        Other liabilities                                                            40,704
        Separate account liabilities                                              2,537,652
                                                                               -------------

        Total liabilities assumed                                                 4,947,245
                                                                               -------------

            Adjusted purchase price                                        $        312,980
                                                                               =============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $58 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)    INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at September 30, 2000 are as follows:



                                                                        SEPTEMBER 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. Government
               treasuries                $       23,989            805              -           24,794          24,794
            Government agency
            obligations                           9,254             70            (39)           9,285           9,285
            Corporate securities              1,039,197         22,150        (20,649)       1,040,698       1,040,698
            Mortgage-backed securities
                                                274,410          2,942           (100)         277,252         277,252
        Asset-backed securities                 256,901          4,216         (6,599)         254,518         254,518
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,603,751         30,183        (27,387)       1,606,547       1,606,547

        Equity securities                            37              -            (25)              12              12
        Mortgage loans (net)                    361,614             42              -          361,656         361,614
        Other invested assets                    15,455              -              -           15,455          15,455
        Policy loans                             27,508              -              -           27,508          27,508
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    2,008,365         30,225        (27,412)       2,011,178       2,011,136
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $           22              -              -               22              22
                                           ==============  ============== =============== =============== ==============


       As of September 30, 2000, the Company had six impaired debt securities with estimated fair value of $8,500,000, of which one debt security, with estimated fair value of $2,100,000, became nonincome producing in 2000. The Company's valuation allowance for potential losses on mortgage loans is $1,090,000 at September 30, 2000.

       The amortized cost and estimated fair value of debt securities at September 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                      SEPTEMBER 30, 2000
                                                                ------------------------------
                                                                                  ESTIMATED
                                                                 AMORTIZED           FAIR
                                                                    COST            VALUE
                                                                --------------  --------------
                                                                        (IN THOUSANDS)
        Less than one year                                    $       42,143          41,468
        Due after one year through five years                        599,819         576,899
        Due after five years through ten years                       360,223         384,410
        Due after ten years                                           70,255          72,000
        Mortgage-backed securities                                   531,311         531,770
                                                                --------------  --------------

                      Total                                   $    1,603,751       1,606,547
                                                                ==============  ==============



        At September 30, 2000, approximately 92.4% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.6% noninvestment grade debt securities, 3.0% are rated as BB, 1.0% are rated as B, and 3.6% are rated C and treated as impaired.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:


                                                                        NINE MONTHS ENDED        THREE MONTHS ENDED
                                                                          SEPTEMBER 30,             SEPTEMBER 30,
                                                                      2000          1999         2000         1999
                                                                   -------------------------- ------------ -----------
                                                                                       (IN THOUSANDS)

        Income on debt securities                                 $   100,570       75,708        34,738       24,859
        Income on mortgage loans                                       23,107       20,123         7,750        6,457
        Income on short-term investments                                3,155        1,853         1,582          840
        Interest on policy loans                                        1,616        1,587           540          544
        Income on equity securities                                       136          422             -          141
        Miscellaneous interest                                            289          304            39           21
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                128,873       99,997        44,649       32,862
        Investment expenses                                            (1,780)      (1,665)         (560)        (558)
                                                                   ------------  ------------ ------------ -------------
               Net investment income                              $   127,093       98,332        44,089       32,304
                                                                   ============  ============ ============ =============

        Net realized capital gains(losses) - debt securities      $       769      (12,556)          675       (3,356)
                                                                   ============  ============ ============ =============


                                                                                     SEPTEMBER 30,      DECEMBER 31,
                                                                                         2000
                                                                                       UNAUDITED            1999
                                                                                   ----------------    ---------------
                                                                                              (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                      $          2,797             (93,540)
            Preferred stock - affiliate                                                         -              (2,108)
            Common stock                                                                        -                 (25)
            Effects on deferred acquisition costs amortization                                  -              43,190
            Effects on PVFP amortization                                                        -              14,585
            Effects on VOBA amortization                                                   (1,957)                  -
                                                                                   -----------------   ---------------
               Unrealized depreciation before income tax                                      840             (37,898)
            Unrealized income tax (expense) benefit                                          (294)             13,264
                                                                                   -----------------   ---------------
               Change in unrealized appreciation (depreciation)                  $            546             (24,634)
                                                                                   =================   ===============

(5)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at September 30, 2000.

(6)    STATUTORY SURPLUS

       As of September 30, 2000, the Company's statutory capital and surplus was $100,302,168. The Company's statutory net losses for the periods ended September 30, 2000 and 1999 were $20,674,307 and $20,700,478, respectively.

(7)    RELATED-PARTY TRANSACTIONS

       On October 31, 1999, the Company's affiliate Cova Life Management Company
       (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

       The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of September 30, 2000 and 1999 were $25,205,458 and $17,453,991, respectively.

(8)    REINSURANCE

       Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

       On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(9)    OTHER

       Certain 1999 amounts have been reclassified to conform to the 2000 presentation.






                         COVA VARIABLE LIFE ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
     Life Account One, Board of Directors
     and Shareholder of Cova Financial
     Services Life Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended, and the period ended December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account One of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and changes in their net assets for the year then ended, and the period ended December 31, 1998, in conformity with generally accepted accounting principles.




Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT ONE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
   Investments:
   Cova Series Trust (Cova):
     Lord Abbett Growth and
       Income Portfolio                   69,693      shares at a net asset value of     $24.070563    per share      $1,677,540
     Bond Debenture Portfolio             32,970      shares at a net asset value of     $12.474609    per share         411,294
     Developing Growth Portfolio          23,227      shares at a net asset value of     $14.885144    per share         345,742
     Large Cap Research Portfolio         26,751      shares at a net asset value of     $14.991245    per share         401,027
     Mid-Cap Value Portfolio              21,633      shares at a net asset value of     $11.168093    per share         241,596
     Quality Bond Portfolio                8,044      shares at a net asset value of     $10.669328    per share          85,826
     Small Cap Stock Portfolio            12,303      shares at a net asset value of     $17.268582    per share         212,449
     Large Cap Stock Portfolio            41,788      shares at a net asset value of     $20.674865    per share         863,962
     Select Equity Portfolio              53,986      shares at a net asset value of     $16.112437    per share         869,854
     International Equity Portfolio        9,087      shares at a net asset value of     $16.225039    per share         147,444
   AIM Variable Insurance Funds,
       Inc. (AIM):
     AIM V.I. Value Fund                     774      shares at a net asset value of         $33.50    per share          25,922
     AIM V.I. Capital Appreciation Fund       69      shares at a net asset value of         $35.58    per share           2,446
   General American Capital
       Company (GACC):
     Money Market Fund                    24,972      shares at a net asset value of     $20.252283    per share         505,747
   Templeton Variable Products Series
     Fund (Templeton):
     Templeton Bond Fund                      10      shares at a net asset value of          $9.99    per share             100
     Franklin Small Cap Investments Fund       9      shares at a net asset value of         $15.79    per share             141
     Templeton Stock Fund                     92      shares at a net asset value of         $24.39    per share           2,254
     Templeton International Fund            102      shares at a net asset value of         $22.25    per share           2,260
     Franklin Growth Investments Fund          7      shares at a net asset value of         $16.70    per share             123
                                                                                                                    ------------
          Total assets                                                                                                $5,795,727
                                                                                                                    ============


Liabilities:
   GACC Money Market                                                                                                     $15,040
                                                                                                                    ============

                         COVA VARIABLE LIFE ACCOUNT ONE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
   Accumulation units:
   Single premium variable life
    policies (SPVL):
     Cova Lord Abbett Growth and Income         134,762    accumulation units at       $12.448204    per unit        $1,677,540
     Cova Bond Debenture                         38,749    accumulation units at       $10.614338    per unit           411,294
     Cova Developing Growth                      26,493    accumulation units at       $13.050371    per unit           345,742
     Cova Large Cap Research                     29,120    accumulation units at       $13.771430    per unit           401,027
     Cova Mid-Cap Value                          23,875    accumulation units at       $10.119059    per unit           241,596
     Cova Quality Bond                            8,134    accumulation units at       $10.551764    per unit            85,826
     Cova Small Cap Stock                        16,533    accumulation units at       $12.850204    per unit           212,449
     Cova Large Cap Stock                        60,489    accumulation units at       $14.283064    per unit           863,962
     Cova Select Equity                          69,034    accumulation units at       $12.600289    per unit           869,854
     Cova International Equity                   10,864    accumulation units at       $13.571289    per unit           147,444
     AIM V.I. Value                               2,202    accumulation units at       $11.774189    per unit            25,922
     AIM V.I. Capital Appreciation                  176    accumulation units at       $13.925402    per unit             2,446
     GACC Money Market                           44,548    accumulation units at       $11.013039    per unit           490,607
     Templeton Bond                                  10    accumulation units at        $9.970060    per unit              $100
     Franklin Small Cap Investments                  10    accumulation units at       $14.136079    per unit               141
     Templeton Stock                                205    accumulation units at       $11.011283    per unit             2,254
     Templeton International                        209    accumulation units at       $10.827249    per unit             2,260
     Franklin Growth Investments                     10    accumulation units at       $12.333825    per unit               123

                                                                                                                   ------------
                                                                                                                      5,780,587
   Flexible premium variable universal
    life policies (FPVUL):

     GACC Money Market                               10    accumulation units at       $10.047103    per unit               100
                                                                                                                   ------------
          Total net assets                                                                                           $5,780,687
                                                                                                                   ============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                  Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture      Growth      Research      Value         Bond        Stock
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $         -        6,579            -          511          275          925          419
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                           1,170           44        2,822        1,594        1,843       (1,159)       1,137
   Realized gain distributions                      -        2,132            -            -            -          463            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                 1,170        2,176        2,822        1,594        1,843         (696)       1,137
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation             140,732        2,316       66,149       61,046        7,745       (2,378)      63,287
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $   141,902       11,071       68,971       63,151        9,863       (2,149)      64,843
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                        Cova                              AIM                GACC      Lord Abbett
                                        --------------------------------------  ------------------------  -----------  -----------

                                          Large                                                 V.I.                     Growth
                                           Cap         Select     International    V.I.       Capital       Money         and
                                          Stock        Equity       Equity        Value      Appreciation   Market       Income
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                          $        995        2,102           560           69            2            -            -
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                        6,402        2,488         1,365           30            1       24,709       56,187
   Realized gain distributions              21,723       71,329         1,496          361           50            -            -
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net realized gain (loss)             28,125       73,817         2,861          391           51       24,709       56,187
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Change in unrealized appreciation           61,314      (18,465)       28,256        2,049          300        7,581      (25,472)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $     90,434       57,454        31,677        2,509          353       32,290       30,715
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Year ended December 31,1999



                                                                            Templeton
                                                  -----------------------------------------------------------------

                                                                Franklin                                 Franklin
                                                               Small Cap                                  Growth
                                                     Bond      Investments    Stock      International  Investments    Total
                                                  -----------  -----------  -----------  -------------  -----------  -----------
Investment income:
   Dividends                                    $          -            -            -              -            -       12,437
                                                  -----------  -----------  -----------  -------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                -            -            -              -            -       98,633
   Realized gain distributions                             -            -            -              -            -       97,554
                                                  -----------  -----------  -----------  -------------  -----------  -----------
       Net realized gain (loss)                            -            -            -              -            -      196,187
                                                  -----------  -----------  -----------  -------------  -----------  -----------

Change in unrealized appreciation                          -           41          160            167           23      394,851
                                                  -----------  -----------  -----------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations                 $          -           41          160            167           23      603,475
                                                  ===========  ===========  ===========  =============  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998



                                                                                    Cova
                                           ----------------------------------------------------------------------------------------

                                                                       Large                                 Small        Large
                                              Bond      Developing      Cap       Mid-Cap      Quality        Cap          Cap
                                           Debenture      Growth      Research     Value         Bond        Stock        Stock
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $       191            -          126          61           94            3           23
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                               -          (56)         (59)        (60)           8          258          467
   Realized gain distributions                     74            3            -           -            -           76           76
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                    74          (53)         (59)        (60)           8          334          543
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

Change in unrealized appreciation               5,181       21,898       11,811      12,587          255       18,574       44,695
                                           -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $     5,446       21,845       11,878      12,588          357       18,911       45,261
                                           ===========  ===========  =========== ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Operations
Period ended December 31, 1998



                                                               Cova            GACC      Lord Abbett
                                                --------------------------  -----------  -----------

                                                                                           Growth
                                                 Select     International     Money         and
                                                 Equity        Equity         Market       Income       Total
                                                ----------  --------------  -----------  -----------  -----------
Investment income:
   Dividends                                  $        25             652            -        8,782        9,957
                                                ----------  --------------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           112            (117)      12,085           40       12,678
   Realized gain distributions                        503               8            -       28,237       28,977
                                                ----------  --------------  -----------  -----------  -----------
       Net realized gain (loss)                       615            (109)      12,085       28,277       41,655
                                                ----------  --------------  -----------  -----------  -----------

Change in unrealized appreciation                  65,356           1,778        4,240       25,472      211,847
                                                ----------  --------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations               $    65,996           2,321       16,325       62,531      263,459
                                                ==========  ==============  ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                                                    Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                Large                                  Small
                                              and          Bond     Developing      Cap        Mid-Cap      Quality        Cap
                                             Income     Debenture     Growth      Research      Value         Bond        Stock
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -        6,579           -          511          275          925          419
     Net realized gain (loss)                   1,170        2,176       2,822        1,594        1,843         (696)       1,137
     Change in unrealized appreciation        140,732        2,316      66,149       61,046        7,745       (2,378)      63,287

       Net increase (decrease) from        -----------  ----------- -----------  -----------  -----------  -----------  -----------
         operations                           141,902       11,071      68,971       63,151        9,863       (2,149)      64,843
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                    -            -           -            -            -            -            -
   Cova redemptions                                 -            -           -            -            -            -            -
   Payments received from contract
     owners                                         -            -           -            -            -            -            -
   Transfers between sub-accounts
     (including fixed account), net         1,568,828      241,298     147,286      215,618       75,796      (43,467)      29,705
   Transfers for contract benefits,
     terminations and insurance charges       (33,190)      (7,265)     (5,783)      (7,043)      (5,457)      (2,464)      (3,603)
       Net increase (decrease) in net
         assets from contract              -----------  ----------- -----------  -----------  -----------  -----------  -----------
         transactions                       1,535,638      234,033     141,503      208,575       70,339      (45,931)      26,102
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             1,677,540      245,104     210,474      271,726       80,202      (48,080)      90,945

Net assets at beginning of period                   -      166,190     135,268      129,301      161,394      133,906      121,504
                                           -----------  ----------- -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $  1,677,540      411,294     345,742      401,027      241,596       85,826      212,449
                                           ===========  =========== ===========  ===========  ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                           Cova                             AIM                GACC      Lord Abbett
                                            ------------------------------------  ------------------------  -----------  -----------

                                              Large                                               V.I.                      Growth
                                               Cap        Select    International    V.I.       Capital        Money         and
                                              Stock       Equity       Equity       Value      Appreciation    Market       Income
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                    $        995       2,102          560           69            2            -            -
     Net realized gain (loss)                   28,125      73,817        2,861          391           51       24,709       56,187
     Change in unrealized appreciation          61,314     (18,465)      28,256        2,049          300        7,581      (25,472)

       Net increase (decrease) from         -----------  ----------  -----------  -----------  -----------  -----------  -----------
         operations                             90,434      57,454       31,677        2,509          353       32,290       30,715
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -          100          100          100            -
   Cova redemptions                                  -           -            -            -            -            -            -
   Payments received from contract
     owners                                          -           -            -            -            -    2,511,219            -
   Transfers between sub-accounts
     (including fixed account), net            531,808     353,369       28,688       23,529        2,001   (2,485,129)    (693,373)
   Transfers for contract benefits,
     terminations and insurance charges        (15,573)    (18,696)      (3,197)        (216)          (8)     (18,975)        (253)
       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  -----------  -----------  -----------
         transactions                          516,235     334,673       25,491       23,413        2,093        7,215     (693,626)
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                606,669     392,127       57,168       25,922        2,446       39,505     (662,911)

Net assets at beginning of period              257,293     477,727       90,276            -            -      451,202      662,911
                                            -----------  ----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period               $    863,962     869,854      147,444       25,922        2,446      490,707            -
                                            ===========  ==========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Year ended December 31,1999



                                                                            Templeton
                                                  ------------------------------------------------------------------

                                                                Franklin                                 Franklin
                                                               Small Cap                                  Growth
                                                     Bond      Investments    Stock      International  Investments     Total
                                                  -----------  -----------  -----------  -------------  ------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                          $          -            -            -              -             -       12,437
     Net realized gain (loss)                              -            -            -              -             -      196,187
     Change in unrealized appreciation                     -           41          160            167            23      394,851

       Net increase (decrease) from               -----------  -----------  -----------  -------------  ------------  -----------
         operations                                        -           41          160            167            23      603,475
                                                  -----------  -----------  -----------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                         100          100          100            100           100          800
   Cova redemptions                                        -            -            -              -             -            -
   Payments received from contract
     owners                                                -            -            -              -             -    2,511,219
   Transfers between sub-accounts
     (including fixed account), net                        -            -        2,001          2,001             -          (41)
   Transfers for contract benefits,
     terminations and insurance charges                    -            -           (7)            (8)            -     (121,738)
       Net increase (decrease) in net
         assets from contract                     -----------  -----------  -----------  -------------  ------------  -----------
         transactions                                    100          100        2,094          2,093           100    2,390,240
                                                  -----------  -----------  -----------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                          100          141        2,254          2,260           123    2,993,715

Net assets at beginning of period                          -            -            -              -             -    2,786,972
                                                  -----------  -----------  -----------  -------------  ------------  -----------
Net assets at end of period                     $        100          141        2,254          2,260           123    5,780,687
                                                  ===========  ===========  ===========  =============  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------

                                                                      Large                                 Small        Large
                                             Bond      Developing      Cap        Mid-Cap     Quality        Cap          Cap
                                          Debenture      Growth      Research      Value        Bond        Stock        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        191            -          126           61          94            3           23
     Net realized gain (loss)                     74          (53)         (59)         (60)          8          334          543
     Change in unrealized appreciation         5,181       21,898       11,811       12,587         255       18,574       44,695

       Net increase (decrease) from       -----------  -----------  -----------  ----------- -----------  -----------  -----------
         operations                            5,446       21,845       11,878       12,588         357       18,911       45,261
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -           -            -            -
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                        -            -            -            -           -            -            -
   Transfers between sub-accounts, net       161,726      115,070      119,413      150,800     133,943      105,943      216,611
   Transfers for contract benefits,
     terminations and insurance charges         (982)      (1,647)      (1,990)      (1,994)       (394)      (3,350)      (4,579)
       Net increase (decrease) in net
         assets from contract             -----------  -----------  -----------  ----------- -----------  -----------  -----------
         transactions                        160,744      113,423      117,423      148,806     133,549      102,593      212,032
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              166,190      135,268      129,301      161,394     133,906      121,504      257,293

Net assets at beginning of period                  -            -            -            -           -            -            -
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period             $    166,190      135,268      129,301      161,394     133,906      121,504      257,293
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE LIFE ACCOUNT ONE
Statements of Changes in Net Assets
Period ended December 31, 1998



                                                        Cova                 GACC      Lord Abbett
                                             ---------------------------  -----------  -----------

                                                                                         Growth
                                               Select     International     Money         and
                                               Equity        Equity         Market       Income       Total
                                             -----------  --------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                     $         25             652            -        8,782        9,957
     Net realized gain (loss)                       615            (109)      12,085       28,277       41,655
     Change in unrealized appreciation           65,356           1,778        4,240       25,472      211,847
       Net increase (decrease) from          -----------  --------------  -----------  -----------  -----------
         operations                              65,996           2,321       16,325       62,531      263,459
                                             -----------  --------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                      -               -            -            -            -
   Cova redemptions                                   -               -            -            -            -
   Payments received from contract
     owners                                           -               -    2,605,542            -    2,605,542
   Transfers between sub-accounts, net          417,562          91,449   (2,120,328)     607,811            -
   Transfers for contract benefits,
     terminations and insurance charges          (5,831)         (3,494)     (50,337)      (7,431)     (82,029)
       Net increase (decrease) in net
         assets from contract                -----------  --------------  -----------  -----------  -----------
         transactions                           411,731          87,955      434,877      600,380    2,523,513
                                             -----------  --------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 477,727          90,276      451,202      662,911    2,786,972

Net assets at beginning of period                     -               -            -            -            -
                                             -----------  --------------  -----------  -----------  -----------
Net assets at end of period                $    477,727          90,276      451,202      662,911    2,786,972
                                             ===========  ==============  ===========  ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)      ORGANIZATION
         Cova Variable Life Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFSLIC.

         On August 26, 1999, CFSLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFSLIC.

              Cova Series Trust (Cova)                                       10  portfolios
              General American Capital Company (GACC)                         1  portfolios
              Lord Abbett Series Fund, Inc. (Lord Abbett)                     1  portfolios
              Russell Insurance Funds (Russell)                               5  portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3  portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2  portfolios
              Liberty Variable Investment Trust (Liberty)                     1  portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3  portfolios
              Investors Fund Series (Kemper)                                  3  portfolios
              MFS Variable Insurance Trust (MFS)                              5  portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5  portfolios
              Putnam Variable Trust (Putnam)                                  5  portfolios
              Templeton Variable Products Series Fund (Templeton)             7  portfolios

         The following sub-accounts commenced operations in 1999:
              Cova Lord Abbett Growth and Income                            January 8, 1999
              AIM V.I. Value                                                    May 3, 1999
              AIM V.I. Capital Appreciation                                   July 19, 1999
              Templeton Bond                                                  July 19, 1999
              Franklin Small Cap Investments                                  July 19, 1999
              Templeton Stock                                                 July 19, 1999
              Templeton International                                         July 19, 1999
              Franklin Growth Investments                                     July 19, 1999

         The following sub-accounts ceased operations in 1999:
              Lord Abbett Growth and Income                                 January 8, 1999

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
         There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFSLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
         The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998



(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment at December 31, 1999 follows:

         Cova Lord Abbett Growth and Income                   $1,536,808
         Cova Bond Debenture                                     403,797
         Cova Developing Growth                                  257,695
         Cova Large Cap Research                                 328,170
         Cova Mid-Cap Value                                      221,264
         Cova Quality Bond                                        87,949
         Cova Small Cap Stock                                    130,588
         Cova Large Cap Stock                                    757,953
         Cova Select Equity                                      822,963
         Cova International Equity                               117,410
         AIM V.I. Value                                           23,873
         AIM V.I. Capital Appreciation                             2,146
         GACC Money Market                                       493,926
         Templeton Bond                                              100
         Franklin Small Cap Investments                              100
         Templeton Stock                                           2,093
         Templeton International                                   2,093
         Franklin Growth Investments                                 100
                                                               ----------
                                                              $5,189,028
                                                               ==========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)  UNIT FAIR VALUE
     A summary of accumulation unit values, net assets, and total return for each sub-account follows:

                                                         Accumulation                Net Assets                Total
                                                          Unit Value               (in thousands)              Return
                                      Commenced     -----------------------    ----------------------    -------------------
                                     Operations     12/31/99      12/31/98      12/31/99    12/31/98      1999       1998
                                                    ----------   ----------    ----------   ---------    -------    --------
SPVL policies:
     Cova Lord Abbett Growth
        and Income                      1/8/99       $12.448204            -    $ 1,678         -         11.41%          -
     Cova Bond Debenture                4/13/98       10.614338    10.262336        411       166          3.43%      0.78%
     Cova Developing Growth             4/16/98       13.050371     9.855135        346       135         32.42%     -5.41%
     Cova Large Cap Research             5/4/98       13.771430    10.972618        401       129         25.51%      4.31%
     Cova Mid-Cap Value                 3/23/98       10.119059     9.576906        242       161          5.66%     -6.17%
     Cova Quality Bond                  4/13/98       10.551764    10.717509         86       134         -1.55%      6.22%
     Cova Small Cap Stock               4/13/98       12.850204     8.891377        212       122         44.52%    -14.87%
     Cova Large Cap Stock               4/13/98       14.283064    12.135469        864       257         17.70%     13.96%
     Cova Select Equity                 3/23/98       12.600289    11.480648        870       478          9.75%      9.65%
     Cova International Equity          3/23/98       13.571289    10.560451        147        90         28.51%      1.80%
     AIM V.I. Value                      5/3/99       11.774189            -         26         -         17.74%          -
     AIM V.I. Capital Appreciation      7/19/99       13.925402            -          2         -         28.36%          -
     GACC Money Market                  2/26/98       11.013039    10.468518        491       451          5.20%      4.69%
     Templeton Bond                     7/19/99        9.970060            -          -         -         -0.30%          -
     Franklin Small Cap Investments     7/19/99       14.136079            -          -         -         41.36%          -
     Templeton Stock                    7/19/99       11.011283            -          2         -         10.11%          -
     Templeton International            7/19/99       10.827249            -          2         -          8.27%          -
     Franklin Growth Investments        7/19/99       12.333825            -          -         -         23.34%          -


FPVUL policies:
     GACC Money Market                 11/29/99       10.047103            -        -            -         0.47%          -


COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year ended
         December 31, 1999 and the period ended December 31, 1998 follows:

                                                                                   Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                    Aggregate           Aggregate Cost
                                                   Year or     Proceeds from Sales      of Fund Shares           Realized
                                                   Period        of Fund Shares            Redeemed             Gain (Loss)
                                                -----------   -------------------     ------------------      -------------
         Cova Lord Abbett Growth and Income          1999           $ 98,255               $ 97,085               $ 1,170
                                                     1998                  -                      -                      -

         Cova Bond Debenture                         1999              4,687                  4,643                    44
                                                     1998                527                    527                     -

         Cova Developing Growth                      1999             15,912                 13,090                 2,822
                                                     1998              1,194                  1,250                   (56)

         Cova Large Cap Research                     1999             12,192                 10,598                 1,594
                                                     1998              1,809                  1,868                   (59)

         Cova Mid-Cap Value                          1999             17,534                 15,691                 1,843
                                                     1998              1,646                  1,706                   (60)

         Cova Quality Bond                           1999             97,215                 98,374                (1,159)
                                                     1998                890                    882                     8

         Cova Small Cap Stock                        1999              6,684                  5,547                 1,137
                                                     1998              3,110                  2,852                   258

         Cova Large Cap Stock                        1999             49,866                 43,464                 6,402
                                                     1998              4,336                  3,869                   467

         Cova Select Equity                          1999             79,613                 77,125                 2,488
                                                     1998              2,999                  2,888                   111

         Cova International Equity                   1999             19,787                 18,422                 1,365
                                                     1998              3,171                  3,287                  (116)

         AIM V.I. Value                              1999                218                    188                    30
                                                     1998                  -                      -                     -

         AIM V.I. Capital Appreciation               1999                  8                      7                     1
                                                     1998                  -                      -                     -

         GACC Money Market                           1999          2,543,802              2,519,093                24,709
                                                     1998          2,041,400              2,029,315                12,085

         Lord Abbett Growth and Income               1999            694,610                638,423                56,187
                                                     1998              3,786                  3,746                    40

         Templeton Bond                              1999                  -                      -                     -
                                                     1998                  -                      -                     -

         Franklin Small Cap Investments              1999                  -                      -                     -
                                                     1998                  -                      -                     -

         Templeton  Stock                            1999                  8                      8                     -
                                                     1998                  -                      -                     -

         Templeton  International                    1999                  8                      8                     -
                                                     1998                  -                      -                     -

         Franklin Growth Investments                 1999                  -                      -                     -
                                                     1998                  -                      -                     -

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                        Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                   Year or       (Depreciation)         (Depreciation)
                                                   Period         End of Period       Beginning of Period         Change
                                                -----------   -------------------     ------------------      -------------
         Cova Lord Abbett Growth and Income         1999          $ 140,732                    $ -               $140,732
                                                    1998                  -                      -                      -

         Cova Bond Debenture                        1999              7,497                  5,181                  2,316
                                                    1998              5,181                      -                  5,181

         Cova Developing Growth                     1999             88,047                 21,898                 66,149
                                                    1998             21,898                      -                 21,898

         Cova Large Cap Research                    1999             72,857                 11,811                 61,046
                                                    1998             11,811                      -                 11,811

         Cova Mid-Cap Value                         1999             20,332                 12,587                  7,745
                                                    1998             12,587                      -                 12,587

         Cova Quality Bond                          1999             (2,123)                   255                 (2,378)
                                                    1998                255                      -                    255

         Cova Small Cap Stock                       1999             81,861                 18,574                 63,287
                                                    1998             18,574                      -                 18,574

         Cova Large Cap Stock                       1999            106,009                 44,695                 61,314
                                                    1998             44,695                      -                 44,695

         Cova Select Equity                         1999             46,891                 65,356                (18,465)
                                                    1998             65,356                      -                 65,356

         Cova International Equity                  1999             30,034                  1,778                 28,256
                                                    1998              1,778                      -                  1,778

         AIM V.I. Value                             1999              2,049                      -                  2,049
                                                    1998                  -                      -                      -

         AIM V.I. Capital Appreciation              1999                300                      -                    300
                                                    1998                  -                      -                      -

         GACC Money Market                          1999             11,821                  4,240                  7,581
                                                    1998              4,240                      -                  4,240

         Lord Abbett Growth and Income              1999                  -                 25,472                (25,472)
                                                    1998             25,472                      -                 25,472

         Templeton Bond                             1999                  -                      -                      -
                                                    1998                  -                      -                      -

         Franklin Small Cap Investments             1999                 41                      -                     41
                                                    1998                  -                      -                      -

         Templeton  Stock                           1999                160                      -                    160
                                                    1998                  -                      -                      -

         Templeton  International                   1999                167                      -                    167
                                                    1998                  -                      -                      -

         Franklin Growth Investments                1999                 23                      -                     23

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                    -            -            -            -            -            -           -

          Cova units purchased                      -            -            -            -            -            -           -
          Cova units redeemed                       -            -            -            -            -            -           -
          Contract units purchased                  -            -            -            -            -            -           -
          Contract units transferred, net           -       16,292       13,928       11,988       17,077       12,531      14,067
          Contract units redeemed                   -          (98)        (202)        (204)        (225)         (37)       (402)
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
        Unit balance at 12/31/98                    -       16,194       13,726       11,784       16,852       12,494      13,665

          Cova units purchased                      -            -            -            -            -            -           -
          Cova units redeemed                       -            -            -            -            -            -           -
          Contract units purchased                  -            -            -            -            -            -           -
          Contract units transferred, net     139,570       23,254       13,287       17,896        7,584       (4,128)      3,239
          Contract units redeemed              (4,808)        (699)        (520)        (560)        (561)        (232)       (371)
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
        Unit balance at 12/31/99              134,762       38,749       26,493       29,120       23,875        8,134      16,533
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                        Cova                            AIM                   GACC     Lord Abbett
                                         ------------------------------------  --------------------------  -----------  -----------

                                          Large                                                 V.I.                      Growth
                                           Cap         Select     International   V.I.        Capital        Money         and
                                          Stock        Equity       Equity       Value      Appreciation     Market       Income
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                 -            -            -            -              -            -            -

          Cova units purchased                   -            -            -            -              -            -            -
          Cova units redeemed                    -            -            -            -              -            -            -
          Contract units purchased               -            -            -            -              -      303,667            -
          Contract units transferred, net   21,607       42,165        8,896            -              -     (205,485)      62,823
          Contract units redeemed             (405)        (554)        (347)           -              -      (55,081)        (745)
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
        Unit balance at 12/31/98            21,202       41,611        8,549            -              -       43,101       62,078

          Cova units purchased                   -            -            -            9              9            -            -
          Cova units redeemed                    -            -            -            -              -            -            -
          Contract units purchased               -            -            -            -              -      247,255            -
          Contract units transferred, net   40,404       28,968        2,602        2,213            168     (232,315)     (62,052)
          Contract units redeemed           (1,117)      (1,545)        (287)         (20)            (1)     (13,493)         (26)
                                         ----------  -----------  -----------  -----------  -------------  -----------  -----------
        Unit balance at 12/31/99            60,489       69,034       10,864        2,202            176       44,548            -
                                         ==========  ===========  ===========  ===========  =============  ===========  ===========


      FPVUL policies:
        Unit balance at 12/31/97                                                                                    -

          Cova units purchased                                                                                      -
          Cova units redeemed                                                                                       -
          Contract units purchased                                                                                  -
          Contract units transferred, net                                                                           -
          Contract units redeemed                                                                                   -
                                                                                                           -----------
        Unit balance at 12/31/98                                                                                    -

          Cova units purchased                                                                                     10
          Cova units redeemed                                                                                       -
          Contract units purchased                                                                                  -
          Contract units transferred, net                                                                           -
          Contract units redeemed                                                                                   -
                                                                                                           -----------
        Unit balance at 12/31/99                                                                                   10
                                                                                                           ===========

COVA VARIABLE LIFE ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                            Templeton
                                               -----------------------------------------------------------------------

                                                              Franklin                                    Franklin
                                                              Small Cap                                    Growth
                                                  Bond       Investments      Stock      International   Investments
                                               -----------  --------------  -----------  -------------- --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/97                        -               -            -               -              -

          Cova units purchased                          -               -            -               -              -
          Cova units redeemed                           -               -            -               -              -
          Contract units purchased                      -               -            -               -              -
          Contract units transferred, net               -               -            -               -              -
          Contract units redeemed                       -               -            -               -              -
                                               -----------  --------------  -----------  -------------- --------------
        Unit balance at 12/31/98                        -               -            -               -              -

          Cova units purchased                          -               -            -               -              -
          Cova units redeemed                           -               -            -               -              -
          Contract units purchased                     10              10           10              10             10
          Contract units transferred, net               -               -          196             200              -
          Contract units redeemed                       -               -           (1)             (1)             -
                                               -----------  --------------  -----------  -------------- --------------
        Unit balance at 12/31/99                       10              10          205             209             10
                                               ===========  ==============  ===========  ============== ==============







                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)





                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.







     February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998


                                       ASSETS                                1999           1998
                                                                          ------------   ------------
                                                                                (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,575,536 in 1999 and $1,375,198 in 1998)                        $   1,481,997      1,371,513
    Preferred stock - affiliate, at fair value                                  6,892          9,000
    Common stock, at fair value                                                    12             37
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 1999 and $510 in 1998                                      376,147        312,865
    Policy loans                                                               27,778         26,295
    Other invested assets                                                       4,625             --
                                                                          ------------   ------------

             Total investments                                              1,897,451      1,719,710

Cash and cash equivalents - interest-bearing                                   86,038         94,770
Cash - noninterest-bearing                                                      5,893          5,008
Receivable from sale of securities                                              1,452          5,845
Accrued investment income                                                      24,992         21,505
Deferred policy acquisition costs                                             214,120        131,973
Present value of future profits                                                55,406         42,230
Goodwill                                                                       16,157         18,585
Deferred tax asset, net                                                        21,964          4,786
Receivable from OakRe                                                         336,376        720,904
Federal and state income taxes recoverable                                      1,190             --
Due from affiliates                                                                --        246,198
Other assets                                                                      741            829
Separate account assets                                                     2,537,962      1,832,396
                                                                          ------------   ------------

             Total assets                                               $   5,199,742      4,844,739
                                                                          ============   ============

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1999 and 1998



                       LIABILITIES AND SHAREHOLDER'S EQUITY                       1999           1998
                                                                              -------------  -------------
                                                                                    (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                   $    2,270,795      2,643,124
    Future policy benefits                                                          58,432         54,336
    Payable on return of collateral on loaned securities                            37,862         25,923
    Payable on purchase of securities                                                  516          1,040
    Due to affiliates                                                                4,220             --
    Federal and state income taxes payable                                              --            446
    Accounts payable and other liabilities                                          22,905         18,714
    Future purchase price payable to OakRe                                           2,898          6,976
    Guaranty fund assessments                                                        9,900          9,700
    Separate account liabilities                                                 2,537,652      1,832,394
                                                                              -------------  -------------

             Total liabilities                                                   4,945,180      4,592,653
                                                                              -------------  -------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1999 and 1998                                              5,799          5,799
    Additional paid-in capital                                                     260,491        220,491
    Retained earnings                                                               12,906         26,410
    Accumulated other comprehensive
      loss - net of tax                                                            (24,634)          (614)
                                                                              -------------  -------------

             Total shareholder's equity                                            254,562        252,086
                                                                              -------------  -------------

             Total liabilities and shareholder's equity                     $    5,199,742      4,844,739
                                                                              =============  =============


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998, and 1997




                                                                                     1999         1998         1997
                                                                                  -----------  -----------  -----------
                                                                                             (in thousands)

Revenues:
    Premiums                                                                    $      8,468       23,875        9,368
    Net investment income                                                            131,372      127,812      111,661
    Net realized (losses) gains on sales
      of investments                                                                 (20,214)      (1,600)         563
    Separate account fees                                                             30,999       20,820       12,455
    Other income                                                                       6,142        1,197        2,400
                                                                                  -----------  -----------  -----------

             Total revenues                                                          156,767      172,104      136,447
                                                                                  -----------  -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                                102,274       93,759       81,129
    Current and future policy benefits                                                27,409       25,225       11,496
    Operating and other expenses                                                      37,270       20,151       16,179
    Amortization of purchased
      intangible assets                                                                6,087        6,309        6,697
    Amortization of deferred policy
      acquisition costs                                                                3,621        9,393        6,307
                                                                                  -----------  -----------  -----------

             Total benefits and expenses                                             176,661      154,837      121,808
                                                                                  -----------  -----------  -----------

             (Loss) income before income taxes                                       (19,894)      17,267       14,639
                                                                                  -----------  -----------  -----------

Income tax (benefit) expense:
    Current                                                                           (2,146)      (1,576)       1,951
    Deferred                                                                          (4,244)       4,949        3,710
                                                                                  -----------  -----------  -----------

             Total income tax (benefit) expense                                       (6,390)       3,373        5,661
                                                                                  -----------  -----------  -----------

             Net (loss) income                                                  $    (13,504)      13,894        8,978
                                                                                  ===========  ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997


                                                                                      1999         1998         1997
                                                                                   -----------  -----------  -----------
                                                                                              (in thousands)
Common stock, balance at beginning
    and end of period                                                            $      5,799        5,799        5,799
                                                                                   -----------  -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                                    220,491      191,491      166,491
    Capital contribution                                                               40,000       29,000       25,000
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              260,491      220,491      191,491
                                                                                   -----------  -----------  -----------

Retained earnings:
    Balance at beginning of period                                                     26,410       12,516        3,538
    Net (loss) income                                                                 (13,504)      13,894        8,978
                                                                                   -----------  -----------  -----------

Balance at end of period                                                               12,906       26,410       12,516
                                                                                   -----------  -----------  -----------

Accumulated other comprehensive (loss) income:
    Balance at beginning of period                                                       (614)       2,732         (784)
    Change in unrealized (depreciation) appreciation
      of debt and equity securities                                                   (91,987)     (14,571)      14,077
    Deferred federal income tax impact                                                 12,934        1,801       (1,893)
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                        39,975        6,996       (5,342)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                           15,058        2,428       (3,326)
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              (24,634)        (614)       2,732
                                                                                   -----------  -----------  -----------

             Total shareholder's equity                                          $    254,562      252,086      212,538
                                                                                   ===========  ===========  ===========

Total comprehensive (loss) income:
    Net (loss) income                                                            $    (13,504)      13,894        8,978
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)                      (24,020)      (3,346)       3,516
                                                                                   -----------  -----------  -----------

             Total comprehensive (loss) income                                   $    (37,524)      10,548       12,494
                                                                                   ===========  ===========  ===========


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997


                                                                                   1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Reconciliations of net income to net cash provided by operating activities:
      Net income (loss)                                                     $      (13,504)         13,894         8,978
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                        4,096          15,975         6,019
           Increase (decrease) in payables and
             accrued liabilities                                                     1,620          (9,419)       (9,278)
           Increase in accrued investment income                                    (1,483)           (903)       (5,591)
           Amortization of intangible assets and
             deferred policy acquisition costs                                      14,963          15,702        13,004
           Amortization and accretion of securities
             premiums and discounts                                                    (59)         (1,767)        1,664
           Decrease in recapture commissions payable to OakRe                       (4,078)         (5,197)       (4,837)
           Net SPDA benefits recaptured from RGA                                    14,043              --            --
           Net realized loss (gain) on sale of investments                          20,214           1,600          (563)
           Interest accumulated on policyholder deposits                           102,274          93,759        81,129
           (Decrease) increase in current and
             deferred federal income taxes                                          (1,360)          4,083         5,022
           Separate account net income                                                   1             (12)       (2,637)
           Commissions and expenses deferred                                       (45,793)        (50,044)      (46,142)
           Other                                                                    (8,720)         (2,011)        2,413
                                                                              -------------  --------------  ------------

             Net cash provided by operating activities                              82,214          75,660        49,181
                                                                              -------------  --------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                            (560,288)       (733,049)     (809,814)
    Proceeds from investment securities sold and matured                           478,398         642,481       382,783
    Other                                                                           (3,524)         (1,159)       15,400
                                                                              -------------  --------------  ------------

             Net cash used in investing activities                          $      (85,414)        (91,727)     (411,631)
                                                                              -------------  --------------  ------------

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997


                                                                                  1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Cash flows from financing activities:
    Policyholder deposits                                                   $      740,599       1,014,075       841,174
    Transfers from OakRe                                                           441,742         812,520       637,168
    Transfer to separate accounts                                                 (404,241)       (789,872)     (450,303)
    Return of policyholder deposits                                               (878,516)       (889,202)     (597,425)
    Proceeds from security collateral on securities lending                         11,939          25,923            --
    Transfers from (to) RGA                                                         43,830        (103,175)     (120,411)
    Capital contributions received                                                  40,000          29,000        25,000
                                                                              -------------  --------------  ------------

             Net cash (used) provided by financing activities                       (4,647)         99,269       335,203
                                                                              -------------  --------------  ------------

             (Decrease) increase in cash and
               cash equivalents                                                     (7,847)         83,202       (27,247)

Cash and cash equivalents at beginning of period                                    99,778          16,576        43,823
                                                                              -------------  --------------  ------------

Cash and cash equivalents at end of period                                  $       91,931          99,778        16,576
                                                                              =============  ==============  ============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 86%, 89%, and 73% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999, and, as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. Significant intercompany transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              SECURITIES LENDING

              The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

              PREFERRED STOCK - AFFILIATE

              Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              COMMON STOCK

              Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans at December 31, 1999. The valuation allowance for potential losses on mortgage loans was $1,090,000 and $510,000 at December 31, 1999 and 1998,
              respectively.

              OTHER INVESTED ASSETS

              Other invested assets consist of investments in joint ventures in real estate.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998 is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

              Deferred policy acquisition costs, beginning of period           $   131,973        84,326       49,833
              Commissions and costs deferred                                        45,793        50,044       46,142
              Amortization                                                          (3,621)       (9,393)      (6,307)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation) of investments             39,975         6,996       (5,342)
                                                                                 ------------  ------------ -------------

              Deferred policy acquisition costs, end of period                 $   214,120       131,973       84,326
                                                                                 ============  ============ =============

              Costs expensed that exceeded the established deferred
                  limit                                                        $     9,789         4,933        3,016
                                                                                 ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 7.6%, 7.7%, 7.5%, 6.8%, and 6.4% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.8% for 1999, 1998 and 1997.

                  The components of PVFP are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
                  PVFP - beginning of period                                   $    42,230        41,486        46,389
                  Interest credited                                                  2,695         2,864         3,029
                  Amortization                                                      (4,577)       (4,548)       (4,606)
                  Present value of future profits attributable to unrealized depreciation (appreciation) of investments
                                                                                    15,058         2,428        (3,326)
                                                                                 ------------  ------------ -------------

                  PVFP - end of period                                         $    55,406        42,230        41,486
                                                                                 ============  ============ =============

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below.


                                                                                      1999         1998         1997
                                                                                   -----------  ------------ ------------
                                                                                              (IN THOUSANDS)

                  Goodwill - beginning of period                                 $    18,585       19,717       20,849
                  Amortization                                                        (1,132)      (1,132)      (1,132)
                  Experience adjustment to future purchase price payable to
                      OakRe                                                           (1,296)          --           --
                                                                                   -----------  ------------ ------------

                  Goodwill - end of period                                       $    16,157       18,585       19,717
                                                                                   ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below.

                                                                                      1999         1998         1997
                                                                                   -----------  ------------  ----------
                                                                                              (IN THOUSANDS)

                  Future payable - beginning of period                           $     6,976       12,173       16,051
                  Interest added                                                         378          629          959
                  Payments to OakRe                                                   (3,160)      (5,826)      (4,837)
                  Experience adjustment to future purchase price
                      payable to OakRe                                                (1,296)          --           --
                                                                                   -----------  ------------ -----------

                  Future payable - end of period                                 $     2,898        6,976       12,173
                                                                                   ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.9%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon date of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation or depreciation on debt and equity securities held at available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    O    Investment valuation
                    O    Amortization of deferred policy acquisition costs
                    O    Amortization of present value of future profits
                    O    Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $84.9 million and $103.7 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $259 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsurance a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to $88 million and $635 million in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of $1.6 million from this transaction in both 1999 and 1998.

              Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. Deposits reinsured under the contract were approximately $219 million at December 31, 1998, and are reflected as policyholder deposits of the Company and a "Due from affiliate" asset in the consolidated balance sheets.

              On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of $12.6 million related to the recapture.

              On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                               1999
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,209             35         (2,665)          25,579          25,579
            Government agency
            obligations                          34,121             76           (318)          33,879          33,879
            Corporate securities              1,040,309          1,901        (60,641)         981,569         981,569
            Mortgage-backed
                securities                      199,979             42         (7,335)         192,686         192,686
            Asset-backed securities             272,918            389        (25,023)         248,284         248,284
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,575,536          2,443        (95,982)       1,481,997       1,481,997

        Preferred stock - affiliate               9,000             --         (2,108)           6,892           6,892
        Common stock                                 37             --            (25)              12              12
        Mortgage loans (net)                    376,147             --         (1,979)         374,168         376,147
        Other invested assets                     4,625             --             --            4,625           4,625
        Policy loans                             27,778             --             --           27,778          27,778
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,993,123          2,443       (100,094)       1,895,472       1,897,451
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $          310             --             --              310             310
                                           ==============  ============== =============== =============== ==============



                                                                               1998
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,288            249            (84)          28,453          28,453
            Government agency
            obligations                          53,869          1,015             (1)          54,883          54,883
            Corporate securities                902,139         16,583        (24,799)         893,923         893,923
            Mortgage-backed
                securities                      253,704          2,118         (1,570)         254,252         254,252
            Asset-backed securities             137,198          3,087           (283)         140,002         140,002
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

        Preferred stock - affiliate               9,000             --             --            9,000           9,000
        Common stock                                 37             --             --               37              37
        Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
        Policy loans                             26,295             --             --           26,295          26,295
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $            2             --             --                2               2
                                           ==============  ============== =============== =============== ==============


        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.



                                                                           1999
                                                                ------------------------------
                                                                                 ESTIMATED
                                                                 AMORTIZED         FAIR
                                                                    COST          VALUE
                                                                --------------  --------------
                                                                      (IN THOUSANDS)

        Less than one year                                    $       65,222          65,553
        Due after one year through five years                        513,181         488,850
        Due after five years through ten years                       504,184         465,079
        Due after ten years                                          292,970         269,828
        Mortgage-backed securities                                   199,979         192,687
                                                                --------------  --------------

                      Total                                   $    1,575,536       1,481,997
                                                                ==============  ==============

        At December 31, 1999, approximately 91.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 8.9% noninvestment grade debt securities, 7.3% are rated as BB, 0.8% are rated as B, and 0.8% are rated C and treated as impaired.

        At December 31, 1999, the Company had nine impaired debt securities with estimated fair value of $9.4 million, of which seven debt securities, with estimated fair value of $8.1 million, became non-income producing in 1999. At December 31, 1998, the Company had two impaired debt securities with estimated value of $2.1 million, of which one debt security, with estimated fair value of $0.5 million, became non-income producing.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's security lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Income on debt securities                                              $   100,969        94,876        84,203
        Income on cash and cash equivalents                                          2,459         2,720         2,265
        Income on equity securities                                                    563            --            --
        Interest on mortgage loans                                                  27,161        28,650        24,890
        Income on real estate                                                          103            --            --
        Income on policy loans                                                       2,136         1,980         1,852
        Income on separate account investments                                          --            13         2,637
        Loss on derivatives                                                             --            --        (2,035)
        Miscellaneous interest                                                         335         1,715          (215)
                                                                                 ------------  ------------ -------------

                      Total investment income                                      133,726       129,954       113,597
        Investment expenses                                                         (2,354)       (2,142)       (1,936)
                                                                                 ------------  ------------ -------------

                      Net investment income                                    $   131,372       127,812       111,661
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Debt securities                                                    $   (20,011)       (1,600)         537
            Equity securities                                                            3            --           --
            Mortgage loans                                                              --            --           27
            Real estate                                                                (38)           --           --
            Other investments                                                         (168)           --           (1)
                                                                                 ------------  ------------ -------------

                      Net realized (losses) gains on investments               $   (20,214)       (1,600)         563
                                                                                 ============  ============ =============



                                                                                              1999           1998
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                             $      (93,540)         (3,685)
            Preferred stock - affiliate                                                         (2,108)             --
            Common stock                                                                           (25)             --
            Effects on deferred acquisition costs amortization                                  43,190           3,215
            Effects on PVFP amortization                                                        14,585            (473)

                                                                                          --------------  --------------

               Unrealized depreciation before income tax                                       (37,898)           (943)

               Unrealized income tax benefit                                                    13,264             329
                                                                                          --------------  --------------

               Unrealized depreciation on investments                                   $      (24,634)           (614)
                                                                                          ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $439,069,999. Gross gains of $2,445,497 and gross losses of $22,456,541 were realized on those sales. Included in these amounts were $500,674 of gross gains and $1,938,767 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling $18,768,778 related to ten debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Securities with a carrying value of approximately $7,019,456 at December 31, 1999 were deposited with government authorities as required by law.

(4)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1999 and 1998.

(5)     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedge security.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              At December 31, 1999, the Company does not have any outstanding interest rate swap agreements. The swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which would have expired in 2002 and 2003. Under the agreements, the Company received a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and paid a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts on the S&P 500 index during 1997. No financial futures contracts were held during 1999 or 1998. The Company recorded $-0-, $-0-, and $2,035,309 of losses from terminated contracts as a component of net investment income during 1999, 1998, and 1997, respectively. The Company also recorded gains of $-0-, $-0-, and $2,636,999 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1999, 1998, and 1997, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Net (loss) income                                                      $   (13,504)       13,894        8,978
                                                                                 ------------  ------------ -------------
        Other comprehensive (loss) income, before tax -
            unrealized (depreciation) appreciation of debt and
               equity securities arising during period:
                  Unrealized holding (depreciation) appreciation
                      of debt and equity securities                                (71,773)      (12,971)      13,514
                  Adjustment to deferred acquisition costs
                      attributable to unrealized depreciation
                      (appreciation)                                                31,191         6,228       (5,128)
                  Adjustment to PVFP attributable to unrealized
                      depreciation (appreciation)                                   11,749         2,161       (3,193)
                                                                                 ------------  ------------ -------------

                       Total unrealized (depreciation) appreciation
                          arising during period                                    (28,833)       (4,582)       5,193
                                                                                 ------------  ------------ -------------

            Less reclassification adjustments for realized losses (gains)
               included in net income:
                  Adjustment for losses (gains) included in
                      net realized (losses) gains on sales
                      of investments                                                20,214         1,600         (563)
                  Adjustment for (gains) losses included in
                      amortization of deferred acquisition costs                    (8,784)         (768)         214
                  Adjustment for (gains) losses included in
                      amortization of PVFP                                          (3,309)         (267)         133
                                                                                 ------------  ------------ -------------

                       Total reclassification adjustments for losses
                          (gains) included in net income                             8,121           565         (216)
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income before related
                          income tax (benefit) expense                             (36,954)       (5,147)       5,409

        Related income tax (benefit) expense                                       (12,934)       (1,801)       1,893
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income, net of tax               (24,020)       (3,346)       3,516
                                                                                 ------------  ------------ -------------

                       Comprehensive (loss) income                             $   (37,524)       10,548       12,494
                                                                                 ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied under contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

        Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 is allocated as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Statements of income:
            Operating (loss) income (excluding realized
               investment gains and losses)                                    $   (4,830)        3,906       5,464
            Realized investment (losses) gains                                     (1,560)         (533)        197
                                                                                 ------------  ------------ -------------

                 Income tax (benefit) expense
                   included in the consolidated
                   statements of income                                            (6,390)        3,373       5,661

        Shareholder's equity -
            change in deferred federal income
               taxes related to unrealized (depreciation)
               appreciation on securities                                         (12,934)       (1,801)      1,893
                                                                                 ------------  ------------ -------------

                 Total income tax (benefit) expense                            $  (19,324)        1,572       7,554
                                                                                 ============  ============ =============

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                               1999                  1998                  1997
                                                        --------------------- --------------------- --------------------
                                                                               (IN THOUSANDS)

        Computed expected tax (benefit) expense       $  (6,963)   (35.0)%  $   6,043      35.0%  $   5,124    35.0%
        State income taxes, net                             (10)       --          (8)       --         (33)   (0.2)
        Amortization of intangible assets                   396      2.0          396       2.3         396     2.7
        Dividend received deduction - separate
            account                                      (2,175)   (10.9)      (3,183)    (18.5)         --     --
        Valuation allowance for permanent impairments
                                                          2,996     15.0           --        --          --     --
        Return to provision adjustment                     (759)    (3.8)          --        --          --     --
        Other                                               125      0.6          125       0.7         174    1.2
                                                        --------- ----------- ---------- ---------- --------- ----------

                     Total                            $  (6,390)   (32.1)%   $  3,373      19.5%  $   5,661    38.7%
                                                        ========= ==========  ========== ========== ========= ==========

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 follows:

                                                                                                  1999         1998
                                                                                               -----------  ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Policy reserves                                                                  $    31,657       31,003
            Liability for commissions on recapture                                                 1,014        2,896
            Tax basis of intangible assets purchased                                               4,577        5,351
            DAC "Proxy Tax"                                                                       23,832       20,619
            Permanent impairments                                                                  5,482           --
            Unrealized depreciation on investments                                                13,264          330
            Net operating and capital loss                                                         8,519           --
            Other deferred tax assets                                                              7,294        2,690
                                                                                               -----------  ------------

               Total deferred tax assets                                                          95,639       62,889
            Valuation allowance - permanent impairments                                           (2,996)           --
                                                                                               -----------  ------------
                      Total deferred tax assets, net of valuation allowance                       92,643       62,889

        Deferred tax liabilities:
            PVFP                                                                                  10,507       11,013
            Deferred policy acquisition costs                                                     59,825       46,190
            Other deferred tax liabilities                                                           347          900
                                                                                               -----------  ------------

                      Total deferred tax liabilities                                              70,679       58,103
                                                                                               -----------  ------------

                      Net deferred tax assets                                                $    21,964        4,786
                                                                                               ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 55% valuation allowance against the deferred tax asset related to the permanent impairments, based on income projections for future years. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 for the Company were $28,995,330, $20,923,330, and $9,400,517, respectively.

        In 1999 and 1998, the Company's affiliate, CLMC, received approximately $3.9 million and $3.2 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                                               1999          1998
                                                                                            -------------  -------------
                                                                                                  (IN THOUSANDS)

        Statutory capital and surplus                                                    $      102,041        104,740
        Reconciling items:
            GAAP investment valuation reserves                                                   (1,090)          (510)
            Statutory asset valuation reserve                                                     7,362         19,206
            Statutory interest maintenance reserve                                                6,466          5,983
            GAAP investment adjustments to fair value                                           (95,673)        (3,685)
            GAAP deferred policy acquisition costs                                              214,120        131,973
            GAAP basis policy reserves                                                          (57,802)       (52,305)
            GAAP deferred federal income taxes (net)                                             21,964          4,786
            GAAP guarantee assessment adjustment                                                 (9,900)        (9,700)
            GAAP goodwill                                                                        16,157         18,585
            GAAP present value of future profits                                                 55,406         42,230
            GAAP future purchase price payable                                                   (2,898)        (6,976)
            Other                                                                                (1,591)        (2,241)
                                                                                            -------------  -------------

                  GAAP shareholder's equity                                              $      254,562        252,086
                                                                                            =============  =============

        Statutory net losses for CFSLIC for the years ended December 31, 1999, 1998, and 1997 were $46,095,427, $2,830,105, and $9,816,357, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1999 statutory net loss and the Company's negative earned surplus at December 31, 1999, no dividends are permissible in 2000 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level RBC were $109,402,439 and $28,033,662 respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1999, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,900,000 in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. The Company paid approximately $36,000, $1,500,000, and $3,000,000 in guaranty fund assessments in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1999, 1998 and 1997 were not material.

(12)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent business.




CL-7033 (2/01)